UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Dynamic Asset Allocation Equity Fund
Class A
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Franklin Dynamic Asset Allocation Equity Fund (previously known as Putnam Dynamic Asset Allocation Equity Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$76	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Franklin Dynamic Asset Allocation Equity Fund returned 29.44%. The Fund compares its performance to the Russell 3000 Index and the Putnam Blended Equity Index†, which returned 29.45% and 30.15%, respectively, for the same period. Effective February 1, 2026, the Fund’s blended benchmark composition changed from 75% Russell 3000 Index, 19%  MSCI EAFE Index-NR, and 6% MSCI Emerging Markets Index to 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index NR. The Fund’s investment manager believes this new composition better reflects the Fund’s current portfolio.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection effects within the Quantitative International Equity Strategy sleeve were beneficial for benchmark-relative performance.
↑	An overweight allocation to the Fundamental Emerging Markets Equity Strategy sleeve was beneficial for benchmark-relative performance.
↑	Allocation decisions within the Quantitiative U.S. Large Cap Strategy sleeve were beneficial for benchmark-relative performance.

Top detractors from performance:
Selection effects within:
↓	The Quantitiative U.S. Large Cap Strategy sleeve detracted from benchmark-relative performance, despite a robust gain in terms of absolute performance.
↓	The Fundamental Large-Cap Value Equity Strategy sleeve detracted from performance, despite a robust gain in terms of absolute performance.
↓	The Fundamental Large-Cap Growth Equity Strategy sleeve detracted from performance, despite a robust gain in terms of absolute performance.
Use of derivatives and the impact on performance:
Futures were used to manage the Fund’s exposure to market (systematic) risk, which detracted from performance. Forward currency contracts were used to hedge foreign exchange risk, which had a slight negative impact on performance.
Franklin Dynamic Asset Allocation Equity Fund	PAGE 1	39117-ATSA-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	29.44	13.13	13.55
Class A (with sales charge)	21.99	11.80	12.88
Russell 3000 Index	29.45	12.92	15.12
Putnam Equity Blended Index†	30.15	12.03	13.89
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR and 6% MSCI Emerging Markets Index from inception to 1/31/26; and 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index-NR thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$278,606,405
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	979
Total Management Fee Paid	$315,753
Portfolio Turnover Rate	55%
Franklin Dynamic Asset Allocation Equity Fund	PAGE 2	39117-ATSA-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to Franklin Dynamic Asset Allocation Equity Fund.
Effective June 1, 2026, the portfolio managers primarily responsible for the day-to-day management of the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA and Thomas A. Nelson, CFA.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Dynamic Asset Allocation Equity Fund	PAGE 3	39117-ATSA-0726

Franklin Dynamic Asset Allocation Equity Fund
Class P
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Franklin Dynamic Asset Allocation Equity Fund (previously known as Putnam Dynamic Asset Allocation Equity Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$69	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class P shares of Franklin Dynamic Asset Allocation Equity Fund returned 29.57%. The Fund compares its performance to the Russell 3000 Index and the Putnam Blended Equity Index†, which returned 29.45% and 30.15%, respectively, for the same period. Effective February 1, 2026, the Fund’s blended benchmark composition changed from 75% Russell 3000 Index, 19%  MSCI EAFE Index-NR, and 6% MSCI Emerging Markets Index to 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index NR. The Fund’s investment manager believes this new composition better reflects the Fund’s current portfolio.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection effects within the Quantitative International Equity Strategy sleeve were beneficial for benchmark-relative performance.
↑	An overweight allocation to the Fundamental Emerging Markets Equity Strategy sleeve was beneficial for benchmark-relative performance.
↑	Allocation decisions within the Quantitiative U.S. Large Cap Strategy sleeve were beneficial for benchmark-relative performance.

Top detractors from performance:
Selection effects within:
↓	The Quantitiative U.S. Large Cap Strategy sleeve detracted from benchmark-relative performance, despite a robust gain in terms of absolute performance.
↓	The Fundamental Large-Cap Value Equity Strategy sleeve detracted from performance, despite a robust gain in terms of absolute performance.
↓	The Fundamental Large-Cap Growth Equity Strategy sleeve detracted from performance, despite a robust gain in terms of absolute performance.
Use of derivatives and the impact on performance:
Futures were used to manage the Fund’s exposure to market (systematic) risk, which detracted from performance. Forward currency contracts were used to hedge foreign exchange risk, which had a slight negative impact on performance.
Franklin Dynamic Asset Allocation Equity Fund	PAGE 1	39117-ATSP-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class P	29.57	13.23	13.72
Russell 3000 Index	29.45	12.92	15.12
Putnam Equity Blended Index†	30.15	12.03	13.89
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR and 6% MSCI Emerging Markets Index from inception to 1/31/26; and 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index-NR thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class A performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$278,606,405
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	979
Total Management Fee Paid	$315,753
Portfolio Turnover Rate	55%
Franklin Dynamic Asset Allocation Equity Fund	PAGE 2	39117-ATSP-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to Franklin Dynamic Asset Allocation Equity Fund.
Effective June 1, 2026, the portfolio managers primarily responsible for the day-to-day management of the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA and Thomas A. Nelson, CFA.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Dynamic Asset Allocation Equity Fund	PAGE 3	39117-ATSP-0726

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $207,926 in May 31, 2025 and $223,576 in May 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $36,351 in May 31, 2025 and $36,351 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $583,796 in May 31, 2025 and $1,557,011 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Dynamic Asset
Allocation Equity
Fund
(formerly, Putnam Dynamic Asset Allocation Equity Fund)
Financial Statements and Other Important Information
Annual | May 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 35
Notes to Financial Statements 39
Report of Independent Registered Public Accounting Firm 54
Tax Information 55
Changes In and Disagreements with Accountants 56
Results of Meeting(s) of Shareholders 56
Remuneration Paid to Directors, Officers and Others 56
Board Approval of Management and Subadvisory Agreements 56

Putnam Funds Trust
Financial Highlights
Putnam Dynamic Asset Allocation Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.01 $14.32 $11.17 $13.01 $15.86
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.24 0.17 0.28 0.13
Net realized and unrealized gains (losses) ........... 4.15 1.70 3.21 0.09 (0.96)
Total from investment operations .................... 4.33 1.94 3.38 0.37 (0.83)
Less distributions from:
Net investment income .......................... (0.16) (0.21) (0.06) (0.11) (0.10)
Net realized gains ............................. (0.50) (1.04) (0.17) (1.81) (1.92)
Tax return of capital ............................ — — — (0.29) —
Total distributions ............................... (0.66) (1.25) (0.23) (2.21) (2.02)
Net asset value, end of year ....................... $18.68 $15.01 $14.32 $11.17 $13.01
Total return
c
................................... 29.44% 13.84% 30.58% 3.23% (6.69)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 1.70% 2.48% 1.08% 1.12%
Expenses net of waiver and payments by affiliates ....... 0.66% 0.66%
d
0.68%
d
0.70%
d
0.83%
d
Net investment income ........................... 1.06% 1.62% 1.34% 2.67% 0.82%
Supplemental data
Net assets, end of year (000’s) ..................... $8,699 $6,985 $6,665 $5,108 $28
Portfolio turnover rate ............................ 55% 74% 64% 67% 76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2026 2025 2024 2023 2022
Class P
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.95 $14.27 $11.14 $12.99 $15.86
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.25 0.18 0.15 0.16
Net realized and unrealized gains (losses) ........... 4.10 1.69 3.19 0.24 (0.97)
Total from investment operations .................... 4.33 1.94 3.37 0.39 (0.81)
Less distributions from:
Net investment income .......................... (0.17) (0.22) (0.07) (0.14) (0.14)
Net realized gains ............................. (0.50) (1.04) (0.17) (1.81) (1.92)
Tax return of capital ............................ — — — (0.29) —
Total distributions ............................... (0.67) (1.26) (0.24) (2.24) (2.06)
Net asset value, end of year ....................... $18.61 $14.95 $14.27 $11.14 $12.99
Total return .................................... 29.57% 13.90% 30.55% 3.45% (6.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 1.63% 2.40% 1.00% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.59%
c
0.60%
c
0.62%
c
0.61%
c
Net investment income ........................... 1.32% 1.69% 1.44% 1.26% 1.04%
Supplemental data
Net assets, end of year (000’s) ..................... $269,908 $19,997 $8,398 $4,680 $79,557
Portfolio turnover rate ............................ 55% 74% 64% 67% 76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, May 31, 2026
Putnam Dynamic Asset Allocation Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Aerospace & Defense 2.2%
Airbus SE ......................................... France 3,253 $ 679,315
a
Astronics Corp. ..................................... United States 566 49,242
Curtiss-Wright Corp. ................................. United States 148 110,646
Embraer SA ....................................... Brazil 12,900 187,648
a
Firefly Aerospace, Inc. ................................ United States 1,139 52,952
General Dynamics Corp. .............................. United States 316 109,595
General Electric Co. ................................. United States 3,540 1,146,110
a
Kratos Defense & Security Solutions, Inc. ................. United States 164 10,517
L3Harris Technologies, Inc. ............................ United States 347 109,367
Leonardo DRS, Inc. ................................. United States 2,416 117,804
Leonardo SpA ...................................... Italy 2,055 130,503
Lockheed Martin Corp. ............................... United States 2,359 1,251,332
Melrose Industries plc ................................ United Kingdom 16,470 103,941
Moog, Inc., A ....................................... United States 43 15,479
Northrop Grumman Corp. ............................. United States 1,061 598,065
RTX Corp. ........................................ United States 3,845 690,793
Safran SA ......................................... France 1,048 372,724
Thales SA ......................................... France 749 210,141
TransDigm Group, Inc. ............................... United States 177 222,723
a
V2X, Inc. .......................................... United States 298 24,773
6,193,670
Air Freight & Logistics 0.5%
Deutsche Post AG ................................... Germany 2,121 126,322
Expeditors International of Washington, Inc. ............... United States 677 106,959
FedEx Corp. ....................................... United States 2,388 983,259
Hub Group, Inc., A ................................... United States 602 25,007
United Parcel Service, Inc., B .......................... United States 1,074 114,585
1,356,132
Automobile Components 0.2%
a
Adient plc ......................................... United States 906 20,711
Aisin Corp. ........................................ Japan 10,200 154,600
BorgWarner, Inc. .................................... United States 1,911 137,248
Dana, Inc. ......................................... United States 1,694 59,984
a
Gentherm , Inc. ..................................... United States 352 12,211
a
Strattec Security Corp. ............................... United States 135 10,795
Sumitomo Electric Industries Ltd. ....................... Japan 900 69,418
Visteon Corp. ...................................... United States 527 62,339
527,306
Automobiles 1.9%
Ford Motor Co. ..................................... United States 8,146 142,066
General Motors Co. .................................. United States 13,102 1,090,610
Isuzu Motors Ltd. ................................... Japan 2,300 33,791
Kia Corp. ......................................... South Korea 1,713 192,165
Mahindra & Mahindra Ltd. ............................. India 9,428 302,059
Subaru Corp. ...................................... Japan 3,200 48,564
a
Tesla, Inc. ......................................... United States 7,783 3,391,754
Toyota Motor Corp. .................................. Japan 2,600 49,186
5,250,195
Banks 5.9%
AIB Group plc ...................................... Ireland 37,365 439,708
Al Rajhi Bank ...................................... Saudi Arabia 17,611 315,605
Amalgamated Financial Corp. .......................... United States 581 24,100
Ameris Bancorp .................................... United States 132 11,129
Associated Banc-Corp. ............................... United States 366 10,178

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
a
Axos Financial, Inc. .................................. United States 283 $ 24,596
Banc of California, Inc. ............................... United States 565 10,859
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 11,214 261,922
Banco de Sabadell SA ............................... Spain 3,598 12,165
Banco Santander SA ................................. Spain 58,187 727,678
Bank Hapoalim BM .................................. Israel 5,548 142,252
Bank Leumi Le-Israel BM ............................. Israel 12,824 324,460
Bank of America Corp. ............................... United States 22,160 1,143,456
Bank of China Ltd., H ................................ China 684,000 454,691
Bank of Hawaii Corp. ................................ United States 348 26,657
BankUnited, Inc. .................................... United States 230 10,670
Banner Corp. ...................................... United States 155 10,075
Barclays plc ....................................... United Kingdom 63,497 387,907
BNP Paribas SA .................................... France 3,594 387,407
BOC Hong Kong Holdings Ltd. ......................... China 7,000 42,772
CaixaBank SA ...................................... Spain 2,495 33,686
Carter Bankshares , Inc. ............................... United States 397 10,838
Cathay General Bancorp .............................. United States 1,019 58,756
Central Pacific Financial Corp. ......................... United States 562 19,310
Citigroup, Inc. ...................................... United States 26,002 3,273,652
Citizens Financial Group, Inc. .......................... United States 1,726 107,461
CTBC Financial Holding Co. Ltd. ........................ Taiwan 164,000 316,739
a
Customers Bancorp, Inc. .............................. United States 701 52,673
CVB Financial Corp. ................................. United States 525 10,689
Danske Bank A/S ................................... Denmark 6,247 328,599
Enterprise Financial Services Corp. ...................... United States 475 28,790
Erste Group Bank AG ................................ Austria 3,580 426,727
Financial Institutions, Inc. ............................. United States 299 10,833
First Bancorp ...................................... United States 2,438 58,463
First Financial Corp. ................................. United States 148 10,239
First Horizon Corp. .................................. United States 4,438 107,533
First Merchants Corp. ................................ United States 123 4,957
Flushing Financial Corp. .............................. United States 1,024 16,353
Grupo Financiero Banorte SAB de CV, O .................. Mexico 19,645 204,858
Hancock Whitney Corp. ............................... United States 678 46,185
Hanmi Financial Corp. ................................ United States 576 17,349
Hilltop Holdings, Inc. ................................. United States 1,046 39,455
Hope Bancorp, Inc. .................................. United States 1,266 15,876
HSBC Holdings plc, (GBP Traded) ...................... United Kingdom 37,510 704,372
HSBC Holdings plc, (HKD Traded) ...................... United Kingdom 7,600 141,799
ICICI Bank Ltd. ..................................... India 25,409 335,888
Independent Bank Corp. .............................. United States 353 12,115
Intesa Sanpaolo SpA ................................. Italy 27,729 187,395
JPMorgan Chase & Co. ............................... United States 1,850 553,724
KB Financial Group, Inc. .............................. South Korea 3,440 344,642
Lloyds Banking Group plc ............................. United Kingdom 268,469 367,221
Mercantile Bank Corp. ................................ United States 202 10,704
Metropolitan Bank Holding Corp. ........................ United States 127 11,369
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 35,900 674,700
National Bank Holdings Corp., A ........................ United States 693 28,988
National Bank of Greece SA ........................... Greece 25,394 439,305
NatWest Group plc .................................. United Kingdom 39,710 319,377
Northrim BanCorp , Inc. ............................... United States 406 10,032
Northwest Bancshares, Inc. ............................ United States 752 10,641
a
NU Holdings Ltd., A .................................. Brazil 4,263 55,973
OFG Bancorp ...................................... United States 655 29,842
Origin Bancorp, Inc. ................................. United States 267 12,725
OTP Bank Nyrt . ..................................... Hungary 2,010 275,984

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) ................. United States 3,079 $ 680,828
Popular, Inc. ....................................... United States 689 102,337
Preferred Bank ..................................... United States 114 10,924
Raiffeisen Bank International AG ........................ Austria 1,125 64,578
Shore Bancshares, Inc. ............................... United States 512 10,578
Simmons First National Corp., A ........................ United States 1,147 24,603
Southern Missouri Bancorp, Inc. ........................ United States 164 11,326
Sumitomo Mitsui Financial Group, Inc. .................... Japan 9,100 331,903
a
Third Coast Bancshares, Inc. .......................... United States 216 8,264
Towne Bank ....................................... United States 301 10,255
Trustmark Corp. .................................... United States 883 38,993
UniCredit SpA ...................................... Italy 4,345 375,013
United Community Banks, Inc. ......................... United States 300 9,885
Univest Financial Corp. ............................... United States 359 14,159
US Bancorp ....................................... United States 1,979 108,548
Valley National Bancorp .............................. United States 839 11,553
WaFd , Inc. ........................................ United States 299 10,632
Wells Fargo & Co. ................................... United States 1,393 108,013
Westamerica BanCorp ............................... United States 202 11,209
WSFS Financial Corp. ................................ United States 159 11,361
Zions Bancorp NA ................................... United States 1,747 109,100
16,559,166
Beverages 1.1%
a
Boston Beer Co., Inc. (The), A .......................... United States 427 75,699
Carlsberg A/S, B .................................... Denmark 2,632 353,822
Coca-Cola Co. (The) ................................. United States 13,336 1,053,677
Coca-Cola Consolidated, Inc. .......................... United States 618 107,075
Coca-Cola Europacific Partners plc ...................... United Kingdom 1,552 140,751
a
Coca-Cola HBC AG ................................. Italy 3,038 174,273
a
Monster Beverage Corp. .............................. United States 7,108 626,073
PepsiCo, Inc. ...................................... United States 3,686 531,484
3,062,854
Biotechnology 1.6%
AbbVie, Inc. ....................................... United States 5,357 1,166,326
a
ACADIA Pharmaceuticals, Inc. ......................... United States 2,123 45,984
a
ADMA Biologics, Inc. ................................. United States 946 7,549
a
Alkermes plc ....................................... United States 1,825 76,997
a
Alnylam Pharmaceuticals, Inc. .......................... United States 364 109,921
Amgen, Inc. ....................................... United States 319 107,436
a
AnaptysBio , Inc. .................................... United States 995 55,392
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 1,098 85,545
a
Atrium Therapeutics, Inc. .............................. United States 962 12,506
a
BioCryst Pharmaceuticals, Inc. ......................... United States 5,791 51,598
a
Capricor Therapeutics, Inc. ............................ United States 413 12,374
a
Corvus Pharmaceuticals, Inc. .......................... United States 856 10,623
a
Enanta Pharmaceuticals, Inc. .......................... United States 582 7,659
a
Exelixis, Inc. ....................................... United States 2,165 109,289
a
Genmab A/S ....................................... Denmark 107 28,047
a
ImmunityBio , Inc. ................................... United States 7,748 58,265
a
Incyte Corp. ....................................... United States 4,805 464,836
a
Inhibrx Biosciences, Inc. .............................. United States 237 24,650
a
Insmed , Inc. ....................................... United States 510 54,524
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 6,966 24,869
a
Kodiak Sciences, Inc. ................................ United States 403 14,794
a
MeiraGTx Holdings plc ............................... United States 1,035 11,023
a
Mineralys Therapeutics, Inc. ........................... United States 883 27,815

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Monte Rosa Therapeutics, Inc. ......................... United States 2,290 $ 45,136
a
Natera, Inc. ........................................ United States 534 119,280
a
Neurocrine Biosciences, Inc. ........................... United States 693 109,702
a
Olema Pharmaceuticals, Inc. ........................... United States 584 7,703
a
Praxis Precision Medicines, Inc. ........................ United States 32 11,199
a
Precigen , Inc. ...................................... United States 2,375 10,308
a
Protagonist Therapeutics, Inc. .......................... United States 654 65,112
a
Puma Biotechnology, Inc. ............................. United States 1,184 8,489
Regeneron Pharmaceuticals, Inc. ....................... United States 2,139 1,315,014
a
Rhythm Pharmaceuticals, Inc. .......................... United States 574 50,696
a
Rigel Pharmaceuticals, Inc. ............................ United States 356 10,854
a
Stoke Therapeutics, Inc. .............................. United States 1,344 41,543
a
Tango Therapeutics, Inc. .............................. United States 1,283 28,200
a
Travere Therapeutics, Inc. ............................. United States 1,391 65,627
a
Vertex Pharmaceuticals, Inc. ........................... United States 249 111,437
a
Xenon Pharmaceuticals, Inc. ........................... Canada 195 10,672
a
Zymeworks , Inc. .................................... United States 650 16,335
4,595,329
Broadline Retail 3.5%
Alibaba Group Holding Ltd. ............................ China 54,100 838,775
a
Amazon.com, Inc. ................................... United States 31,546 8,537,609
eBay, Inc. ......................................... United States 938 102,495
a
Etsy, Inc. .......................................... United States 871 59,158
Next plc .......................................... United Kingdom 330 58,530
Prosus NV ........................................ China 5,686 258,597
9,855,164
Building Products 0.5%
Allegion plc ........................................ United States 832 108,218
Apogee Enterprises, Inc. .............................. United States 293 11,254
a
Janus International Group, Inc. ......................... United States 1,986 10,605
Johnson Controls International plc ....................... United States 2,882 386,361
a
Modine Manufacturing Co. ............................ United States 45 12,551
a
Resideo Technologies, Inc. ............................ United States 397 12,414
Trane Technologies plc ............................... United States 1,558 703,126
UFP Industries, Inc. .................................. United States 609 49,329
1,293,858
Capital Markets 3.2%
3i Group plc ....................................... United Kingdom 2,726 82,788
Affiliated Managers Group, Inc. ......................... United States 362 109,632
Ameriprise Financial, Inc. ............................. United States 239 106,525
Bank of New York Mellon Corp. (The) .................... United States 781 108,895
BlackRock, Inc. ..................................... United States 363 380,017
Charles Schwab Corp. (The) ........................... United States 7,839 684,737
CME Group, Inc. .................................... United States 2,167 592,761
Deutsche Bank AG .................................. Germany 5,495 178,066
b
Euronext NV, 144A, Reg S ............................ Netherlands 1,338 217,438
Goldman Sachs Group, Inc. (The) ....................... United States 2,355 2,415,194
b
HDFC Asset Management Co. Ltd., 144A, Reg S ........... India 5,020 141,271
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 5,000 255,300
Interactive Brokers Group, Inc., A ....................... United States 1,353 117,670
Janus Henderson Group plc ........................... United States 2,095 108,333
Japan Exchange Group, Inc. ........................... Japan 11,400 139,265
Korea Investment Holdings Co. Ltd. ..................... South Korea 1,076 170,271
London Stock Exchange Group plc ...................... United Kingdom 1,206 145,925
Morgan Stanley ..................................... United States 618 128,544

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Nasdaq, Inc. ....................................... United States 2,833 $ 262,109
Nomura Holdings, Inc. ................................ Japan 27,300 220,014
Northern Trust Corp. ................................. United States 655 108,370
SBI Holdings, Inc. ................................... Japan 6,000 109,770
State Street Corp. ................................... United States 9,293 1,446,363
a
StoneX Group, Inc. .................................. United States 701 79,458
UBS Group AG ..................................... Switzerland 9,906 467,819
Virtu Financial, Inc., A ................................ United States 1,982 99,397
Virtus Investment Partners, Inc. ......................... United States 132 18,880
8,894,812
Chemicals 1.3%
Air Liquide SA ...................................... France 824 170,225
Asahi Kasei Corp. ................................... Japan 16,300 182,838
Avient Corp. ....................................... United States 384 13,601
a
Axalta Coating Systems Ltd. ........................... United States 3,714 114,280
Balchem Corp. ..................................... United States 257 40,280
Cabot Corp. ....................................... United States 123 10,764
CF Industries Holdings, Inc. ........................... United States 6,779 761,621
Chemours Co. (The) ................................. United States 235 5,208
Corteva, Inc. ....................................... United States 7,819 612,071
DuPont de Nemours, Inc. ............................. United States 1,184 57,329
Eastman Chemical Co. ............................... United States 1,901 144,229
Ecolab, Inc. ........................................ United States 428 109,568
a
Ingevity Corp. ...................................... United States 196 13,293
Innospec, Inc. ...................................... United States 260 21,564
a
Intrepid Potash, Inc. ................................. United States 360 14,065
Linde plc .......................................... United States 568 282,688
a
LSB Industries, Inc. .................................. United States 826 10,358
Mativ Holdings, Inc. .................................. United States 1,020 9,058
Minerals Technologies, Inc. ............................ United States 599 46,135
NewMarket Corp. ................................... United States 155 119,905
a
Perimeter Solutions, Inc. .............................. United States 2,081 67,175
PPG Industries, Inc. ................................. United States 1,826 206,301
a
Rayonier Advanced Materials, Inc. ....................... United States 1,160 10,614
Sherwin-Williams Co. (The) ............................ United States 1,219 370,381
Solstice Advanced Materials, Inc. ....................... United States 2,144 180,589
3,574,140
Commercial Services & Supplies 0.2%
Brink's Co. (The) .................................... United States 522 54,298
a
Cimpress plc ....................................... Ireland 129 12,714
Cintas Corp. ....................................... United States 1,422 243,532
a
CoreCivic , Inc. ..................................... United States 519 10,941
a
OPENLANE, Inc. ................................... United States 357 13,602
Republic Services, Inc., A ............................. United States 519 104,028
Veralto Corp. ....................................... United States 1,250 102,788
Waste Management, Inc. .............................. United States 498 105,307
647,210
Communications Equipment 1.5%
Accton Technology Corp. .............................. Taiwan 3,000 229,543
a
Arista Networks, Inc. ................................. United States 6,834 1,089,818
a
BK Technologies Corp. ............................... United States 129 10,649
a
Calix, Inc. ......................................... United States 577 22,936
a
Ciena Corp. ....................................... United States 986 572,107
Cisco Systems, Inc. ................................. United States 16,459 1,981,993
a
Extreme Networks, Inc. ............................... United States 2,452 65,002

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
NETGEAR, Inc. ..................................... United States 416 $ 10,812
a
NetScout Systems, Inc. ............................... United States 395 16,440
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 4,045 52,748
Ubiquiti, Inc. ....................................... United States 107 62,473
a
Viasat , Inc. ........................................ United States 160 12,899
a
Viavi Solutions, Inc. .................................. United States 650 31,564
Vistance Networks, Inc. ............................... United States 4,501 56,172
4,215,156
Construction & Engineering 0.6%
ACS Actividades de Construccion y Servicios SA ............ Spain 1,559 225,966
Argan, Inc. ........................................ United States 121 80,710
a
Centuri Holdings, Inc. ................................ United States 349 10,728
Comfort Systems USA, Inc. ............................ United States 62 113,349
a
Dycom Industries, Inc. ................................ United States 38 19,380
Larsen & Toubro Ltd. ................................. India 4,349 186,723
a
Legence Corp., A ................................... United States 128 10,719
a
NWPX Infrastructure, Inc. ............................. United States 121 14,273
Primoris Services Corp. ............................... United States 482 60,626
Quanta Services, Inc. ................................ United States 417 296,791
a
Sterling Infrastructure, Inc. ............................ United States 158 136,013
Tutor Perini Corp. ................................... United States 716 51,187
Vinci SA .......................................... France 2,364 343,816
1,550,281
Construction Materials 0.5%
CRH plc .......................................... United States 6,625 720,734
Holcim AG ........................................ United States 3,096 304,736
Vulcan Materials Co. ................................. United States 1,612 456,067
1,481,537
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 2,563 109,722
American Express Co. ............................... United States 348 110,131
Bread Financial Holdings, Inc. .......................... United States 715 63,685
Capital One Financial Corp. ........................... United States 4,368 820,878
a
Enova International, Inc. .............................. United States 331 53,460
a
LendingClub Corp. .................................. United States 3,241 57,852
PROG Holdings, Inc. ................................. United States 1,032 37,947
Synchrony Financial ................................. United States 1,511 107,946
1,361,621
Consumer Staples Distribution & Retail 1.6%
Andersons, Inc. (The) ................................ United States 179 12,636
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 2,190 186,763
Costco Wholesale Corp. .............................. United States 1,085 1,037,607
Dollar General Corp. ................................. United States 1,027 113,596
a
Dollar Tree, Inc. .................................... United States 1,142 132,974
Jeronimo Martins SGPS SA ........................... Portugal 3,278 69,434
Koninklijke Ahold Delhaize NV .......................... Netherlands 5,442 229,591
Kroger Co. (The) .................................... United States 5,369 333,683
a
Maplebear , Inc. ..................................... United States 2,634 104,833
Raia Drogasil SA .................................... Brazil 19,400 71,877
Sysco Corp. ....................................... United States 1,374 104,163
Target Corp. ....................................... United States 864 109,788
Tesco plc ......................................... United Kingdom 4,711 27,308
a
United Natural Foods, Inc. ............................. United States 342 17,562

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................... United States 16,114 $ 1,865,196
4,417,011
Containers & Packaging 0.1%
Avery Dennison Corp. ................................ United States 679 108,009
Ball Corp. ......................................... United States 1,920 104,966
Crown Holdings, Inc. ................................. United States 1,122 106,680
Greif, Inc., A ....................................... United States 167 10,576
a
O-I Glass, Inc. ...................................... United States 1,175 10,281
340,512
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 323 11,641
Gold.com, Inc. ..................................... United States 290 12,270
23,911
Diversified Consumer Services 0.0%
†
a
Coursera, Inc. ...................................... United States 10,689 57,614
a
Frontdoor , Inc. ..................................... United States 170 10,552
a
Laureate Education, Inc. .............................. United States 1,726 55,215
Perdoceo Education Corp. ............................ United States 322 10,426
133,807
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 531 12,372
Broadstone Net Lease, Inc. ............................ United States 531 10,742
Global Net Lease, Inc. ................................ United States 4,386 41,097
64,211
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................... United States 47,242 1,171,602
a
Bandwidth, Inc., A ................................... United States 790 51,326
Comcast Corp., A ................................... United States 4,306 107,090
Deutsche Telekom AG ................................ Germany 12,797 429,661
IDT Corp., B ....................................... United States 374 20,630
Iridium Communications, Inc. .......................... United States 1,112 57,579
a
Lumen Technologies, Inc. ............................. United States 1,374 15,100
Telstra Group Ltd. ................................... Australia 40,819 152,831
Verizon Communications, Inc. .......................... United States 2,219 106,090
2,111,909
Electric Utilities 1.6%
American Electric Power Co., Inc. ....................... United States 824 104,376
Constellation Energy Corp. ............................ United States 1,060 305,015
Duke Energy Corp. .................................. United States 863 105,916
Edison International ................................. United States 1,758 122,954
Enel SpA ......................................... Italy 26,924 302,119
Eversource Energy .................................. United States 1,550 105,818
Exelon Corp. ....................................... United States 2,348 107,163
a
Hawaiian Electric Industries, Inc. ........................ United States 396 5,267
Iberdrola SA ....................................... Spain 16,150 366,635
Kansai Electric Power Co., Inc. (The) .................... Japan 10,000 146,547
NextEra Energy, Inc. ................................. United States 11,368 989,130
NRG Energy, Inc. ................................... United States 2,769 371,267
a
Oklo , Inc., A ....................................... United States 149 9,965
PG&E Corp. ....................................... United States 50,687 828,226
Portland General Electric Co. .......................... United States 442 22,153

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
PPL Corp. ......................................... United States 9,864 $ 349,087
Southern Co. (The) .................................. United States 1,100 101,255
TXNM Energy, Inc. .................................. United States 180 10,658
Xcel Energy, Inc. .................................... United States 1,338 106,371
4,459,922
Electrical Equipment 2.2%
ABB Ltd. .......................................... Switzerland 7,831 837,349
Allient , Inc. ........................................ United States 407 32,218
AMETEK, Inc. ...................................... United States 483 109,086
a
Bloom Energy Corp., A ............................... United States 887 252,795
Contemporary Amperex Technology Co. Ltd., A ............. China 3,500 219,475
Eaton Corp. plc ..................................... United States 277 110,966
EnerSys .......................................... United States 352 80,246
GE Vernova T&D India Ltd. ............................ India 6,151 333,358
GE Vernova , Inc. .................................... United States 1,885 1,825,283
Harbin Electric Co. Ltd., H ............................. China 32,000 80,333
Hyosung Heavy Industries Corp. ........................ South Korea 37 90,696
Mitsubishi Electric Corp. .............................. Japan 7,900 321,159
a
Nextpower , Inc., A ................................... United States 696 108,855
a
Nidec Corp. ....................................... Japan 3,100 54,362
a
Power Solutions International, Inc. ....................... United States 127 5,293
Prysmian SpA ...................................... Italy 513 88,373
Rockwell Automation, Inc. ............................. United States 248 111,863
Schneider Electric SE ................................ United States 679 213,263
Siemens Energy AG ................................. Germany 1,564 296,087
Sieyuan Electric Co. Ltd., A ............................ China 4,300 128,470
Vertiv Holdings Co., A ................................ United States 2,420 764,018
a
Vicor Corp. ........................................ United States 245 82,036
6,145,584
Electronic Equipment, Instruments & Components 0.8%
Advanced Energy Industries, Inc. ....................... United States 248 74,941
a
Aeva Technologies, Inc. .............................. United States 1,196 33,703
a
Arlo Technologies, Inc. ............................... United States 1,667 22,238
Chroma ATE, Inc. ................................... Taiwan 2,000 159,144
Corning, Inc. ....................................... United States 1,901 344,385
a
Daktronics, Inc. ..................................... United States 265 5,480
Elite Material Co. Ltd. ................................ Taiwan 2,000 323,245
a
Fabrinet .......................................... Thailand 37 24,204
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 13,000 118,999
a
Insight Enterprises, Inc. ............................... United States 136 14,468
a
Itron, Inc. ......................................... United States 583 48,086
Keyence Corp. ..................................... Japan 600 301,521
a
Keysight Technologies, Inc. ............................ United States 304 102,852
a
nLight , Inc. ........................................ United States 826 61,223
a
Ouster, Inc. ........................................ United States 1,442 66,404
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 277 391,564
a
Sanmina Corp. ..................................... United States 103 26,752
a
TTM Technologies, Inc. ............................... United States 605 105,101
2,224,310
Energy Equipment & Services 0.5%
Baker Hughes Co., A ................................. United States 1,654 105,658
Flowco Holdings, Inc., A .............................. United States 422 9,871
a
Forum Energy Technologies, Inc. ........................ United States 720 36,158
Halliburton Co. ..................................... United States 2,907 112,937
Kodiak Gas Services, Inc. ............................. United States 260 17,381

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
Liberty Energy, Inc., A ................................ United States 585 $ 17,117
a
National Energy Services Reunited Corp. ................. United States 1,187 28,903
a
Oceaneering International, Inc. ......................... United States 1,579 60,365
a
Oil States International, Inc. ........................... United States 3,614 30,719
Patterson-UTI Energy, Inc. ............................ United States 1,550 17,375
a
ProPetro Holding Corp. ............................... United States 754 11,506
SLB Ltd. .......................................... United States 1,941 105,882
TechnipFMC plc .................................... United Kingdom 11,469 784,709
a
Transocean Ltd. .................................... United States 10,312 63,831
Weatherford International plc ........................... United States 973 100,842
1,503,254
Entertainment 1.2%
Cinemark Holdings, Inc. .............................. United States 393 11,004
a
Live Nation Entertainment, Inc. ......................... United States 2,503 421,530
a
Netflix, Inc. ........................................ United States 18,667 1,605,736
Nexon Co. Ltd. ..................................... Japan 1,800 25,304
a
ROBLOX Corp., A ................................... United States 2,253 106,229
a
Spotify Technology SA ................................ United States 1,887 939,122
Universal Music Group NV ............................ Netherlands 9,401 211,014
3,319,939
Financial Services 2.3%
a
Aditya Birla Capital Ltd. ............................... India 52,500 200,720
Apollo Global Management, Inc. ........................ United States 3,053 392,952
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 361 20,158
a
Berkshire Hathaway, Inc., B ............................ United States 424 201,180
Corebridge Financial, Inc. ............................. United States 3,904 105,408
Equitable Holdings, Inc. ............................... United States 2,550 105,442
Essent Group Ltd. ................................... United States 183 10,594
Fidelity National Information Services, Inc. ................. United States 2,491 107,088
FirstRand Ltd. ...................................... South Africa 45,524 259,092
a
Fiserv, Inc. ........................................ United States 950 53,732
Investor AB, B ...................................... Sweden 9,055 372,083
Jackson Financial, Inc., A ............................. United States 670 69,084
Mastercard, Inc., A .................................. United States 6,114 3,020,194
MGIC Investment Corp. ............................... United States 4,174 105,268
a
NCR Atleos Corp. ................................... United States 990 44,154
a
NMI Holdings, Inc., A ................................. United States 497 17,842
Pagseguro Digital Ltd., A .............................. Brazil 6,197 57,942
a
Payoneer Global, Inc. ................................ United States 1,971 10,249
PayPal Holdings, Inc. ................................ United States 2,454 109,817
PennyMac Financial Services, Inc. ...................... United States 215 18,032
StoneCo Ltd., A ..................................... Brazil 3,496 40,029
Visa, Inc., A ........................................ United States 3,253 1,061,649
6,382,709
Food Products 0.5%
Ajinomoto Co., Inc. .................................. Japan 4,300 138,937
Archer-Daniels-Midland Co. ........................... United States 1,491 118,952
Associated British Foods plc ........................... United Kingdom 5,565 136,183
Cal-Maine Foods, Inc. ................................ United States 560 41,843
a
Darling Ingredients, Inc. .............................. United States 1,852 109,453
Dole plc .......................................... United States 1,933 27,043
Indofood CBP Sukses Makmur Tbk . PT ................... Indonesia 143,700 57,139
a
Mission Produce, Inc. ................................ United States 355 3,955
Mondelez International, Inc., A .......................... United States 1,677 102,582
Nestle SA ......................................... Switzerland 810 82,186

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
a
Seneca Foods Corp., A ............................... United States 213 $ 30,627
a
Simply Good Foods Co. (The) .......................... United States 453 5,219
Smithfield Foods, Inc. ................................ United States 3,509 90,637
Tyson Foods, Inc., A ................................. United States 791 48,267
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 238,500 275,238
Wilmar International Ltd. .............................. China 35,600 100,156
1,368,417
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 1,341 103,592
New Jersey Resources Corp. .......................... United States 1,000 55,250
Northwest Natural Holding Co. ......................... United States 217 10,522
Spire, Inc. ......................................... United States 121 9,954
Tokyo Gas Co. Ltd. .................................. Japan 1,800 71,963
251,281
Ground Transportation 0.2%
Canadian National Railway Co. ......................... Canada 1,216 143,990
CSX Corp. ........................................ United States 2,542 115,051
JB Hunt Transport Services, Inc. ........................ United States 443 122,459
Norfolk Southern Corp. ............................... United States 320 97,587
a
Uber Technologies, Inc. ............................... United States 1,511 106,374
Union Pacific Corp. .................................. United States 390 102,430
687,891
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 1,241 106,230
Alcon AG ......................................... United States 497 33,069
a
AtriCure , Inc. ....................................... United States 381 10,542
a
Avanos Medical, Inc. ................................. United States 772 19,146
a
Axogen , Inc. ....................................... United States 989 39,046
Becton Dickinson & Co. ............................... United States 2,434 358,090
BioMerieux ........................................ France 298 25,773
a
Boston Scientific Corp. ............................... United States 6,751 326,141
a
Cerus Corp. ....................................... United States 3,667 11,148
a
Dexcom, Inc. ....................................... United States 1,506 111,052
a
Edwards Lifesciences Corp. ........................... United States 1,290 111,546
a
Glaukos Corp. ...................................... United States 312 32,245
a
Haemonetics Corp. .................................. United States 162 10,985
Hoya Corp. ........................................ Japan 3,700 628,360
a
IDEXX Laboratories, Inc. .............................. United States 732 412,504
a
Insulet Corp. ....................................... United States 351 50,874
a
Intuitive Surgical, Inc. ................................ United States 1,292 548,635
a
Lantheus Holdings, Inc. ............................... United States 120 11,916
a
LivaNova plc ....................................... United States 594 43,837
Medtronic plc ...................................... United States 1,381 101,932
a
Novocure Ltd. ...................................... United States 3,415 58,191
Olympus Corp. ..................................... Japan 3,000 33,633
Straumann Holding AG ............................... Switzerland 176 21,269
Stryker Corp. ...................................... United States 342 104,341
a
Varex Imaging Corp. ................................. United States 1,017 10,404
3,220,909
Health Care Providers & Services 0.9%
a
AMN Healthcare Services, Inc. ......................... United States 1,858 53,826
Apollo Hospitals Enterprise Ltd. ......................... India 2,324 199,958
Cardinal Health, Inc. ................................. United States 540 106,272
a
Castle Biosciences, Inc. .............................. United States 1,245 26,244

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Cencora , Inc. ...................................... United States 291 $ 78,384
Cigna Group (The) .................................. United States 379 105,135
a
Cross Country Healthcare, Inc. ......................... United States 467 6,113
CVS Health Corp. ................................... United States 1,270 115,545
Fresenius SE & Co. KGaA ............................. Germany 401 16,933
a
GeneDx Holdings Corp., A ............................. United States 147 7,642
a
Guardant Health, Inc. ................................ United States 788 102,196
HCA Healthcare, Inc. ................................. United States 202 76,465
a
HealthEquity, Inc. ................................... United States 117 10,295
McKesson Corp. .................................... United States 1,125 835,245
a
Omada Health, Inc. .................................. United States 792 14,232
Select Medical Holdings Corp. .......................... United States 622 10,263
a
Tenet Healthcare Corp. ............................... United States 624 109,400
UnitedHealth Group, Inc. .............................. United States 1,885 716,884
2,591,032
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 208 10,169
CareTrust REIT, Inc. ................................. United States 1,768 72,170
LTC Properties, Inc. ................................. United States 283 10,587
National Health Investors, Inc. .......................... United States 142 10,407
Omega Healthcare Investors, Inc. ....................... United States 2,158 100,908
204,241
Health Care Technology 0.3%
a
Doximity, Inc., A .................................... United States 5,443 116,480
HealthStream, Inc. .................................. United States 473 11,811
a
HeartFlow , Inc. ..................................... United States 337 10,440
a
Phreesia, Inc. ...................................... United States 2,742 27,036
a
Teladoc Health, Inc. ................................. United States 7,700 58,597
a
Veeva Systems, Inc., A ............................... United States 2,711 472,636
697,000
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc. ............................ United States 764 11,223
DiamondRock Hospitality Co. .......................... United States 1,065 11,704
Host Hotels & Resorts, Inc. ............................ United States 4,973 114,280
Ryman Hospitality Properties, Inc. ....................... United States 447 51,463
Xenia Hotels & Resorts, Inc. ........................... United States 679 11,794
200,464
Hotels, Restaurants & Leisure 1.5%
a
Airbnb, Inc., A ...................................... United States 9,842 1,312,037
Aristocrat Leisure Ltd. ................................ Australia 5,813 208,864
Bloomin' Brands, Inc. ................................ United States 1,287 10,862
Booking Holdings, Inc. ............................... United States 674 112,848
Brightstar Lottery plc ................................. United States 2,669 29,973
a
Brinker International, Inc. ............................. United States 441 62,790
a
Chipotle Mexican Grill, Inc., A .......................... United States 3,300 105,138
Compass Group plc ................................. United Kingdom 15,171 486,538
a
DoorDash, Inc., A ................................... United States 677 107,839
Galaxy Entertainment Group Ltd. ....................... Macau 5,000 19,915
Hilton Worldwide Holdings, Inc. ......................... United States 2,720 891,235
InterContinental Hotels Group plc ....................... United States 1,173 179,881
Las Vegas Sands Corp. ............................... United States 2,197 111,102
a
Life Time Group Holdings, Inc. ......................... United States 202 6,682
Monarch Casino & Resort, Inc. ......................... United States 112 13,469
Red Rock Resorts, Inc., A ............................. United States 175 10,216

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .................................... United States 2,848 $ 282,408
a
Viking Holdings Ltd. ................................. United States 1,290 118,822
4,070,619
Household Durables 0.5%
Garmin Ltd. ........................................ United States 450 105,264
a
Hovnanian Enterprises, Inc., A .......................... United States 93 10,264
KB Home ......................................... United States 217 10,603
a
M/I Homes, Inc. ..................................... United States 318 41,855
PulteGroup, Inc. .................................... United States 5,723 676,344
a
Sonos, Inc. ........................................ United States 3,558 56,145
Sony Group Corp. ................................... Japan 17,200 371,007
a
Taylor Morrison Home Corp., A ......................... United States 886 51,831
Toll Brothers, Inc. ................................... United States 808 111,940
1,435,253
Household Products 0.4%
Colgate-Palmolive Co. ............................... United States 2,277 205,226
Procter & Gamble Co. (The) ........................... United States 4,656 668,416
Reckitt Benckiser Group plc ........................... United Kingdom 3,024 186,101
Unilever Indonesia Tbk . PT ............................ Indonesia 599,400 57,357
1,117,100
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The) .................................... United States 7,062 103,600
NTPC Ltd. ......................................... India 73,822 300,563
RWE AG .......................................... Germany 785 49,956
Vistra Corp. ........................................ United States 694 111,200
565,319
Industrial Conglomerates 0.8%
3M Co. ........................................... United States 712 109,029
CK Hutchison Holdings Ltd. ............................ United Kingdom 7,000 62,985
Hitachi Ltd. ........................................ Japan 10,900 352,828
Honeywell International, Inc. ........................... United States 3,906 929,081
Jardine Matheson Holdings Ltd. ........................ Indonesia 1,900 126,253
Sekisui Chemical Co. Ltd. ............................. Japan 3,200 46,018
Siemens AG ....................................... Germany 707 221,673
a
SK Square Co. Ltd. .................................. South Korea 207 171,648
Smiths Group plc ................................... United Kingdom 2,467 81,447
2,100,962
Industrial REITs 0.2%
LXP Industrial Trust .................................. United States 193 9,966
Prologis, Inc. ....................................... United States 3,702 531,126
541,092
Insurance 2.0%
Aflac, Inc. ......................................... United States 893 100,391
AIA Group Ltd. ..................................... Hong Kong 23,000 241,265
Allianz SE ......................................... Germany 850 376,683
Allstate Corp. (The) .................................. United States 2,974 612,912
American International Group, Inc. ...................... United States 6,277 465,942
AXA SA ........................................... France 548 25,270
Axis Capital Holdings Ltd. ............................. United States 2,507 237,989
a
Brighthouse Financial, Inc. ............................ United States 869 54,356
China Pacific Insurance Group Co. Ltd., H ................. China 70,600 283,402

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Chubb Ltd. ........................................ United States 312 $ 97,260
CNO Financial Group, Inc. ............................ United States 1,178 54,153
Daiichi Life Group, Inc. ............................... Japan 2,600 26,568
Everest Group Ltd. .................................. United States 284 92,025
a
Genworth Financial, Inc., A ............................ United States 6,291 53,851
Globe Life, Inc. ..................................... United States 1,572 240,893
Hamilton Insurance Group Ltd., B ....................... United States 1,689 50,011
Hanover Insurance Group, Inc. (The) ..................... United States 534 99,431
a
Heritage Insurance Holdings, Inc. ....................... United States 1,167 25,301
Horace Mann Educators Corp. ......................... United States 217 9,923
a
Marsh & McLennan Cos., Inc. .......................... United States 330 52,790
MetLife, Inc. ....................................... United States 3,616 299,007
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen Germany 303 159,127
NN Group NV ...................................... Netherlands 3,408 284,487
Pelagos Insurance Capital Ltd. ......................... United Kingdom 584 12,603
Powszechny Zaklad Ubezpieczen SA .................... Poland 11,125 197,562
Primerica, Inc. ...................................... United States 189 51,024
Progressive Corp. (The) .............................. United States 544 103,578
Prudential Financial, Inc. .............................. United States 1,019 102,552
Prudential plc ...................................... Hong Kong 10,908 155,194
QBE Insurance Group Ltd. ............................ Australia 12,664 205,797
a
Rasan Information Technology Co. ...................... Saudi Arabia 4,933 198,103
Reinsurance Group of America, Inc. ..................... United States 463 92,943
RenaissanceRe Holdings Ltd. .......................... United States 367 102,888
a
SiriusPoint Ltd. ..................................... United States 1,161 24,787
Talanx AG ......................................... Germany 1,349 161,362
Travelers Cos., Inc. (The) ............................. United States 355 103,621
Unipol Assicurazioni SpA .............................. Italy 2,357 58,273
Universal Insurance Holdings, Inc. ....................... United States 510 18,880
Unum Group ....................................... United States 1,234 102,706
5,634,910
Interactive Media & Services 6.0%
Alphabet, Inc., A .................................... United States 18,383 6,991,790
Alphabet, Inc., C .................................... United States 8,402 3,162,765
a
Cargurus , Inc., A .................................... United States 1,279 38,191
a
EverQuote , Inc., A ................................... United States 1,453 27,956
a
fuboTV , Inc., A ...................................... United States 1,026 10,352
LY Corp. .......................................... Japan 48,100 124,907
a
MediaAlpha , Inc., A .................................. United States 1,204 10,716
Meta Platforms, Inc., A ............................... United States 8,318 5,261,218
a
Nextdoor Holdings, Inc. ............................... United States 6,534 13,787
a
Pinterest, Inc., A .................................... United States 5,594 112,160
Tencent Holdings Ltd. ................................ China 16,100 874,739
16,628,581
IT Services 0.7%
Accenture plc, A .................................... United States 2,527 472,726
a
Fastly, Inc., A ...................................... United States 2,212 39,296
Fujitsu Ltd. ........................................ Japan 12,800 272,641
a
GoDaddy, Inc., A .................................... United States 1,230 105,571
a
MongoDB, Inc., A ................................... United States 400 134,220
NEC Corp. ........................................ Japan 4,600 119,232
a
Snowflake, Inc., A ................................... United States 3,076 786,072
VeriSign, Inc. ...................................... United States 372 106,161
2,035,919

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 8,400 $ 191,630
Hasbro, Inc. ....................................... United States 1,192 102,714
Polaris, Inc. ........................................ United States 933 65,842
360,186
Life Sciences Tools & Services 0.6%
a
10X Genomics, Inc., A ................................ United States 2,258 63,913
a
CryoPort , Inc. ...................................... United States 702 11,014
Lonza Group AG .................................... Switzerland 431 275,285
a
Medpace Holdings, Inc. ............................... United States 250 111,777
Mesa Laboratories, Inc. ............................... United States 364 37,135
Thermo Fisher Scientific, Inc. .......................... United States 1,814 893,413
a
Waters Corp. ...................................... United States 324 124,277
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 13,990 232,945
1,749,759
Machinery 2.0%
Alamo Group, Inc. ................................... United States 70 10,550
Albany International Corp., A ........................... United States 196 12,679
Allison Transmission Holdings, Inc. ...................... United States 987 112,054
Atmus Filtration Technologies, Inc. ...................... United States 1,039 48,604
a
Blue Bird Corp. ..................................... United States 870 58,960
Caterpillar, Inc. ..................................... United States 2,614 2,289,524
a
Chart Industries, Inc. ................................. United States 133 27,640
Cummins, Inc. ...................................... United States 228 147,432
Deere & Co. ....................................... United States 205 111,147
Douglas Dynamics, Inc. ............................... United States 240 10,692
Ebara Corp. ....................................... Japan 3,500 124,454
ESCO Technologies, Inc. .............................. United States 61 17,806
FANUC Corp. ...................................... Japan 400 19,653
Federal Signal Corp. ................................. United States 92 9,816
Franklin Electric Co., Inc. ............................. United States 108 10,625
GEA Group AG ..................................... Germany 2,112 136,145
Helios Technologies, Inc. .............................. United States 128 10,636
Hyster-Yale, Inc. .................................... United States 148 5,375
Illinois Tool Works, Inc. ............................... United States 215 53,165
Ingersoll Rand, Inc. .................................. United States 4,455 319,156
Kennametal, Inc. .................................... United States 338 11,086
Knorr-Bremse AG ................................... Germany 836 100,992
Komatsu Ltd. ...................................... Japan 1,800 73,508
Lincoln Electric Holdings, Inc. .......................... United States 404 104,430
Makita Corp. ....................................... Japan 700 24,295
a
Microvast Holdings, Inc. .............................. United States 6,692 10,373
Minebea Mitsumi, Inc. ................................ Japan 7,600 217,674
Mueller Water Products, Inc., A ......................... United States 426 10,740
NGK Corp. ........................................ Japan 3,400 134,663
Otis Worldwide Corp. ................................ United States 5,160 365,534
PACCAR, Inc. ...................................... United States 992 109,487
Parker-Hannifin Corp. ................................ United States 125 105,579
a
Proto Labs, Inc. ..................................... United States 287 21,743
Schindler Holding AG ................................ Switzerland 451 151,826
a
SPX Technologies, Inc. ............................... United States 48 10,400
Terex Corp. ........................................ United States 174 10,123
b
VAT Group AG, 144A, Reg S ........................... Switzerland 39 30,451
Watts Water Technologies, Inc., A ....................... United States 234 72,301
Weichai Power Co. Ltd., A ............................. China 34,800 181,796
Worthington Enterprises, Inc. .......................... United States 185 10,503

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Yangzijiang Shipbuilding Holdings Ltd. .................... China 86,800 $ 247,633
5,541,250
Marine Transportation 0.1%
Matson, Inc. ....................................... United States 371 67,262
SITC International Holdings Co. Ltd. ..................... China 26,000 115,043
182,305
Media 0.1%
a
Ibotta, Inc., A ....................................... United States 309 10,583
Informa plc ........................................ United Kingdom 4,434 48,173
a
Magnite , Inc. ....................................... United States 710 10,174
New York Times Co. (The), A ........................... United States 1,448 108,904
Publicis Groupe SA .................................. France 1,255 122,098
a
PubMatic, Inc., A .................................... United States 1,732 20,230
Versant Media Group, Inc. ............................. United States 133 5,738
325,900
Metals & Mining 1.5%
Anglogold Ashanti plc, (USD Traded) ..................... Australia 1,197 115,917
Anglogold Ashanti plc, (ZAR Traded) ..................... Australia 3,053 292,085
ArcelorMittal SA .................................... Luxembourg 1,356 93,350
BHP Group Ltd., (AUD Traded) ......................... Australia 19,983 889,610
BHP Group Ltd., (GBP Traded) ......................... Australia 663 29,304
Boliden AB ........................................ Sweden 1,125 70,051
a
Century Aluminum Co. ............................... United States 470 31,006
China Hongqiao Group Ltd. ............................ China 40,500 145,218
Coeur Mining, Inc. ................................... United States 1,931 37,307
Commercial Metals Co. ............................... United States 151 11,484
a
Constellium SE, A ................................... United States 2,074 71,055
Fortescue Ltd. ...................................... Australia 18,621 299,069
Freeport-McMoRan, Inc. .............................. United States 12,569 825,909
Glencore plc ....................................... Australia 57,011 433,591
Hecla Mining Co. ................................... United States 4,519 80,303
Norsk Hydro ASA ................................... Norway 6,537 79,946
Rio Tinto plc ....................................... Australia 4,330 459,896
a
SSR Mining, Inc. .................................... Canada 355 11,083
SunCoke Energy, Inc. ................................ United States 1,158 10,434
Zijin Mining Group Co. Ltd., H .......................... China 50,000 209,611
4,196,229
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 750 10,215
Ladder Capital Corp., A ............................... United States 1,001 10,230
MFA Financial, Inc. .................................. United States 1,083 10,397
30,842
Multi-Utilities 0.3%
Ameren Corp. ...................................... United States 975 105,271
Avista Corp. ....................................... United States 985 40,848
Black Hills Corp. .................................... United States 698 50,828
CMS Energy Corp. .................................. United States 1,456 105,662
Consolidated Edison, Inc. ............................. United States 1,000 105,630
DTE Energy Co. .................................... United States 747 106,724
Engie SA ......................................... France 7,045 217,332
Northwestern Energy Group, Inc. ....................... United States 149 10,521
Public Service Enterprise Group, Inc. .................... United States 1,365 107,357

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
Sempra, Inc. ....................................... United States 1,169 $ 104,193
954,366
Office REITs 0.1%
COPT Defense Properties ............................. United States 313 10,035
Empire State Realty Trust, Inc., A ....................... United States 1,868 10,704
Vornado Realty Trust ................................. United States 6,619 223,391
244,130
Oil, Gas & Consumable Fuels 2.6%
Antero Midstream Corp. .............................. United States 4,661 97,694
BP plc ............................................ United States 30,349 214,369
California Resources Corp. ............................ United States 209 12,392
Cheniere Energy, Inc. ................................ United States 4,203 945,087
Chevron Corp. ..................................... United States 604 110,206
ConocoPhillips ..................................... United States 4,452 507,439
Delek US Holdings, Inc. .............................. United States 226 10,059
Devon Energy Corp. ................................. United States 4,457 198,292
DHT Holdings, Inc. .................................. United States 741 12,093
Dorian LPG Ltd. .................................... United States 372 14,962
ENEOS Holdings, Inc. ................................ Japan 22,500 184,357
Eni SpA .......................................... Italy 2,414 63,158
Equinor ASA ....................................... Norway 7,519 271,809
Exxon Mobil Corp. ................................... United States 8,520 1,237,615
Galp Energia SGPS SA, B ............................ Portugal 7,333 159,805
a
Gulfport Energy Corp. ................................ United States 62 10,452
HF Sinclair Corp. ................................... United States 1,722 120,350
Idemitsu Kosan Co. Ltd. .............................. Japan 2,800 24,584
Inpex Corp. ........................................ Japan 2,000 44,973
Kinder Morgan, Inc. .................................. United States 3,243 100,792
Marathon Petroleum Corp. ............................ United States 548 136,326
Murphy Oil Corp. .................................... United States 846 30,617
Occidental Petroleum Corp. ........................... United States 1,845 104,482
a
Par Pacific Holdings, Inc. ............................. United States 191 10,726
Peabody Energy Corp. ............................... United States 368 9,954
PetroChina Co. Ltd., H ............................... China 242,000 336,415
Phillips 66 ......................................... United States 628 110,453
Repsol SA ......................................... Spain 3,365 86,885
Scorpio Tankers, Inc. ................................. Monaco 745 55,510
Shell plc, (EUR Traded) ............................... United States 14,782 621,634
Shell plc, (GBP Traded) ............................... United States 1,047 44,242
Teekay Corp. Ltd. ................................... United States 2,761 31,669
Teekay Tankers Ltd., A ............................... Canada 711 50,019
TotalEnergies SE ................................... France 5,433 476,707
Valero Energy Corp. ................................. United States 2,812 688,434
Williams Cos., Inc. (The) .............................. United States 1,410 100,660
World Kinect Corp. .................................. United States 431 12,417
7,247,638
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 271 10,642
Passenger Airlines 0.6%
a
Allegiant Travel Co. .................................. United States 154 14,064
International Consolidated Airlines Group SA ............... United Kingdom 37,795 217,648
a
Joby Aviation, Inc. ................................... United States 3,261 38,806
Qantas Airways Ltd. ................................. Australia 31,906 215,894
Ryanair Holdings plc ................................. Italy 4,242 123,824

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines (continued)
Ryanair Holdings plc, ADR ............................ Italy 1,897 $ 115,299
a
SkyWest, Inc. ...................................... United States 620 53,103
Southwest Airlines Co. ............................... United States 15,245 654,773
a
United Airlines Holdings, Inc. ........................... United States 1,085 124,558
1,557,969
Personal Care Products 0.1%
APR Corp. ........................................ South Korea 633 166,126
Kenvue , Inc. ....................................... United States 6,192 106,998
L'Oreal SA ........................................ France 58 25,592
298,716
Pharmaceuticals 4.0%
a
Alumis , Inc. ........................................ United States 500 10,800
a
Arvinas , Inc. ....................................... United States 3,528 31,681
AstraZeneca plc, (GBP Traded) ......................... United Kingdom 2,839 527,102
AstraZeneca plc, (USD Traded) ......................... United Kingdom 2,825 524,518
a
Axsome Therapeutics, Inc. ............................ United States 45 10,552
Bristol-Myers Squibb Co. .............................. United States 8,946 511,532
Chugai Pharmaceutical Co. Ltd. ........................ Japan 6,100 301,684
a
Corcept Therapeutics, Inc. ............................ United States 902 62,680
Daiichi Sankyo Co. Ltd. ............................... Japan 9,700 163,256
Eli Lilly & Co. ...................................... United States 3,283 3,627,715
Galderma Group AG ................................. Switzerland 1,984 419,718
GSK plc .......................................... United Kingdom 10,875 274,992
Ipsen SA .......................................... France 1,083 197,831
Johnson & Johnson ................................. United States 463 104,328
a
Maze Therapeutics, Inc. .............................. United States 955 25,269
Merck & Co., Inc. ................................... United States 14,105 1,674,546
Novartis AG ....................................... United States 5,605 843,049
Novo Nordisk A/S, ADR ............................... Denmark 6,335 288,750
Novo Nordisk A/S, B ................................. Denmark 5,028 229,755
Otsuka Holdings Co. Ltd. ............................. Japan 1,800 132,246
Pfizer, Inc. ......................................... United States 4,191 109,720
Roche Holding AG .................................. United States 1,262 530,987
Sanofi SA ......................................... United States 6,834 599,063
a
Supernus Pharmaceuticals, Inc. ........................ United States 926 42,763
11,244,537
Professional Services 0.3%
Automatic Data Processing, Inc. ........................ United States 482 106,927
Broadridge Financial Solutions, Inc. ...................... United States 721 110,832
Computershare Ltd. ................................. Australia 945 23,416
a
IBEX Holdings Ltd. .................................. United States 378 11,960
a
Innodata, Inc. ...................................... United States 107 11,233
Korn Ferry ........................................ United States 397 27,782
a
Legalzoom.com, Inc. ................................. United States 4,237 26,651
Leidos Holdings, Inc. ................................. United States 431 55,082
Maximus, Inc. ...................................... United States 170 10,528
a
Paylocity Holding Corp. ............................... United States 481 55,281
Recruit Holdings Co. Ltd. ............................. Japan 2,800 187,238
a
Upwork, Inc. ....................................... United States 6,606 58,265
Verisk Analytics, Inc., A ............................... United States 634 110,944
796,139
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................. United States 2,332 291,593
a
Cushman & Wakefield Ltd. ............................ United States 4,197 52,211

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
a
Jones Lang LaSalle, Inc. .............................. United States 372 $ 105,019
Kennedy-Wilson Holdings, Inc. ......................... United States 1,019 11,219
460,042
Residential REITs 0.1%
Invitation Homes, Inc. ................................ United States 3,884 113,607
Mid-America Apartment Communities, Inc. ................ United States 800 103,256
Sun Communities, Inc. ............................... United States 849 104,987
321,850
Retail REITs 0.2%
Alexander's, Inc. .................................... United States 41 10,091
Brixmor Property Group, Inc. ........................... United States 3,519 107,541
CBL & Associates Properties, Inc. ....................... United States 361 17,360
Kite Realty Group Trust ............................... United States 426 11,681
Realty Income Corp. ................................. United States 1,750 107,240
Simon Property Group, Inc. ............................ United States 905 185,444
SITE Centers Corp. .................................. United States 3,089 15,599
Tanger, Inc. ........................................ United States 282 10,172
Urban Edge Properties ............................... United States 496 11,130
476,258
Semiconductors & Semiconductor Equipment 16.0%
a
Advanced Micro Devices, Inc. .......................... United States 4,310 2,224,391
Advantest Corp. .................................... Japan 500 81,748
a
Aehr Test Systems .................................. United States 631 58,260
a
Ambarella, Inc. ..................................... United States 712 51,392
Amkor Technology, Inc. ............................... United States 7,924 551,193
Analog Devices, Inc. ................................. United States 994 411,367
Applied Materials, Inc. ................................ United States 2,712 1,220,563
ASE Technology Holding Co. Ltd. ....................... Taiwan 18,000 343,896
ASML Holding NV ................................... Netherlands 976 1,578,128
Broadcom, Inc. ..................................... United States 12,629 5,642,258
a
CEVA, Inc. ........................................ United States 256 10,235
a
Cirrus Logic, Inc. .................................... United States 626 106,389
a
Credo Technology Group Holding Ltd. .................... United States 771 181,979
a
FormFactor , Inc. .................................... United States 111 13,829
Infineon Technologies AG ............................. Germany 4,283 406,095
a
Kioxia Holdings Corp. ................................ Japan 900 370,610
KLA Corp. ......................................... United States 574 1,103,062
Kulicke & Soffa Industries, Inc. ......................... Singapore 140 14,265
Lam Research Corp. ................................. United States 7,734 2,460,804
a
Lattice Semiconductor Corp. ........................... United States 378 55,596
Marvell Technology, Inc. .............................. United States 4,900 1,004,500
a
MaxLinear , Inc., A ................................... United States 799 74,251
MediaTek, Inc. ..................................... Taiwan 3,000 407,855
Microchip Technology, Inc. ............................ United States 1,161 109,889
Micron Technology, Inc. ............................... United States 2,483 2,410,993
MKS, Inc. ......................................... United States 338 109,600
Monolithic Power Systems, Inc. ......................... United States 68 106,502
a
Nanya Technology Corp. .............................. Taiwan 10,000 108,502
NAURA Technology Group Co. Ltd., A .................... China 2,340 217,933
a
Navitas Semiconductor Corp., A ........................ United States 1,915 50,939
NVIDIA Corp. ...................................... United States 69,562 14,687,321
a
ON Semiconductor Corp. ............................. United States 934 112,659
a
Onto Innovation, Inc. ................................. United States 413 106,653
Qnity Electronics, Inc. ................................ United States 345 53,820
QUALCOMM, Inc. ................................... United States 7,204 1,808,348

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Rambus, Inc. ...................................... United States 702 $ 102,113
SCREEN Holdings Co. Ltd. ............................ Japan 2,800 195,319
a
Semtech Corp. ..................................... United States 450 68,643
a
Silicon Laboratories, Inc. .............................. United States 49 10,662
SK Hynix, Inc. ...................................... South Korea 947 1,474,487
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 50,000 3,704,267
Teradyne, Inc. ...................................... United States 1,574 589,164
Texas Instruments, Inc. ............................... United States 351 107,294
44,507,774
Software 5.7%
a
ACI Worldwide, Inc. .................................. United States 437 19,084
a
Adobe, Inc. ........................................ United States 5,836 1,512,750
a
Alarm.com Holdings, Inc. ............................. United States 242 10,917
a
Appian Corp., A ..................................... United States 496 11,606
a
Arteris , Inc. ........................................ United States 1,683 60,504
a
Atlassian Corp., A ................................... United States 1,271 136,772
a
Autodesk, Inc. ...................................... United States 2,366 547,279
a
Blend Labs, Inc., A .................................. United States 6,981 12,496
a
Cadence Design Systems, Inc. ......................... United States 2,323 870,962
a
Cerence , Inc. ...................................... United States 2,706 34,799
a
Check Point Software Technologies Ltd. .................. Israel 1,000 135,050
Clear Secure, Inc., A ................................. United States 188 10,425
a
Commvault Systems, Inc. ............................. United States 343 40,731
Constellation Software, Inc. ............................ Canada 71 145,375
a
Crowdstrike Holdings, Inc., A ........................... United States 250 182,750
a
Daily Journal Corp. .................................. United States 20 10,342
a
DocuSign, Inc., A ................................... United States 2,219 116,542
a
Fortinet, Inc. ....................................... United States 810 111,756
a
Hut 8 Corp. ........................................ United States 120 14,980
InterDigital , Inc. ..................................... United States 201 50,670
Intuit, Inc. ......................................... United States 339 112,389
a
LiveRamp Holdings, Inc. .............................. United States 1,299 48,790
a
Manhattan Associates, Inc. ............................ United States 799 119,890
Microsoft Corp. ..................................... United States 20,763 9,348,333
a
Nice Ltd. .......................................... Israel 1,503 135,712
OneSpan , Inc. ...................................... United States 848 12,245
Oracle Corp. ....................................... United States 3,588 810,099
a
Oracle Corp. Japan .................................. Japan 700 37,873
a
PagerDuty, Inc. ..................................... United States 6,388 63,561
a
Palantir Technologies, Inc., A ........................... United States 2,158 337,813
Pegasystems, Inc. ................................... United States 1,581 56,489
a
Q2 Holdings, Inc. ................................... United States 233 11,033
a
Rapid7, Inc. ....................................... United States 4,317 36,176
RingCentral, Inc., A .................................. United States 2,494 108,015
a
Rubrik, Inc., A ...................................... United States 1,631 128,245
SAP SE .......................................... Germany 600 108,537
a
ServiceNow, Inc. .................................... United States 1,132 140,787
a
Teradata Corp. ..................................... United States 3,247 110,560
a
Weave Communications, Inc. .......................... United States 1,867 11,239
a
Workday, Inc., A .................................... United States 840 122,800
a
Workiva, Inc., A ..................................... United States 229 11,400
15,907,776
Specialized REITs 0.4%
American Tower Corp. ................................ United States 2,295 429,073
Digital Realty Trust, Inc. .............................. United States 565 107,350
EPR Properties ..................................... United States 1,821 103,888

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
Farmland Partners, Inc. ............................... United States 875 $ 8,986
Outfront Media, Inc. ................................. United States 2,102 67,769
Public Storage ..................................... United States 340 103,255
VICI Properties, Inc., A ............................... United States 10,432 294,391
1,114,712
Specialty Retail 0.5%
a
Abercrombie & Fitch Co., A ............................ United States 657 50,734
American Eagle Outfitters, Inc. ......................... United States 834 13,177
a
AutoZone, Inc. ..................................... United States 31 90,991
Avolta AG ......................................... Switzerland 606 38,080
Buckle, Inc. (The) ................................... United States 212 9,724
a
Chewy, Inc., A ...................................... United States 2,619 59,032
Fast Retailing Co. Ltd. ................................ Japan 600 310,942
a
Five Below, Inc. ..................................... United States 227 51,611
Home Depot, Inc. (The) ............................... United States 346 109,730
Industria de Diseno Textil SA ........................... Spain 1,348 83,076
Ross Stores, Inc. ................................... United States 463 107,291
a
Sally Beauty Holdings, Inc. ............................ United States 918 12,191
TJX Cos., Inc. (The) ................................. United States 1,428 220,983
a
Ulta Beauty, Inc. .................................... United States 210 106,859
a
Urban Outfitters, Inc. ................................. United States 223 16,201
a
Victoria's Secret & Co. ............................... United States 1,003 55,165
1,335,787
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. ........................................ United States 43,519 13,580,539
Asia Vital Components Co. Ltd. ......................... Taiwan 3,000 252,979
a
Everpure , Inc., A .................................... United States 1,625 129,204
a
IonQ , Inc. ......................................... United States 1,520 109,546
Lenovo Group Ltd. .................................. China 24,000 73,549
Samsung Electronics Co. Ltd. .......................... South Korea 10,773 2,260,107
a
Sandisk Corp. ...................................... United States 221 374,591
Seagate Technology Holdings plc ....................... United States 956 841,089
Western Digital Corp. ................................ United States 941 499,869
18,121,473
Textiles, Apparel & Luxury Goods 0.3%
Asics Corp. ........................................ Japan 13,400 407,065
Carter's, Inc. ....................................... United States 1,111 42,873
G-III Apparel Group Ltd. .............................. United States 435 14,064
Hermes International SCA ............................. France 61 113,992
LVMH Moet Hennessy Louis Vuitton SE .................. France 29 15,862
Pandora A/S ....................................... Denmark 1,081 101,169
Tapestry, Inc. ...................................... United States 783 113,895
808,920
Tobacco 0.9%
British American Tobacco plc ........................... United Kingdom 6,490 401,579
Imperial Brands plc .................................. United Kingdom 6,763 245,238
Philip Morris International, Inc. ......................... United States 10,894 1,932,378
2,579,195
Trading Companies & Distributors 0.5%
AerCap Holdings NV ................................. Ireland 1,900 264,841
Bunzl plc .......................................... United Kingdom 876 27,696
McGrath RentCorp .................................. United States 105 11,444

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
Mitsubishi Corp. .................................... Japan 2,300 $ 72,727
Mitsui & Co. Ltd. .................................... Japan 10,500 348,975
a
NPK International, Inc. ............................... United States 726 10,541
Sunbelt Rentals Holdings, Inc. .......................... United States 2,573 201,660
United Rentals, Inc. .................................. United States 460 458,008
1,395,892
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 1,730 50,198
International Container Terminal Services, Inc. .............. Philippines 24,160 295,199
345,397
Water Utilities 0.1%
American States Water Co. ............................ United States 137 10,586
California Water Service Group ......................... United States 244 11,004
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 52,963 293,449
315,039
Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. .................................... India 15,548 299,148
Etihad Etisalat Co. .................................. Saudi Arabia 11,339 190,363
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 43,000 130,109
KDDI Corp. ........................................ Japan 14,600 250,980
MTN Group Ltd. .................................... South Africa 11,886 158,615
TIM SA ........................................... Brazil 31,600 137,186
T-Mobile US, Inc. ................................... United States 2,322 435,445
Vodafone Group plc ................................. United Kingdom 154,737 232,527
1,834,373
Total Common Stocks (Cost $240,720,947) ...................................
269,161,596
Management Investment Companies 0.2%
Capital Markets 0.2%
iShares Russell 1000 Value ETF ........................ United States 2,010 478,299
State Street SPDR S&P 500 ETF Trust ................... United States 202 152,809
State Street SPDR S&P MidCap 400 ETF Trust ............. United States 29 19,738
650,846
Total Management Investment Companies (Cost $596,286) .....................
650,846
Preferred Stocks 0.2%
Banks 0.1%
c
Itau Unibanco Holding SA, 4.53% ....................... Brazil 45,903 364,345
Technology Hardware, Storage & Peripherals 0.1%
c
Samsung Electronics Co. Ltd., 0.83% .................... South Korea 1,514 202,563
Total Preferred Stocks (Cost $540,234) .......................................
566,908

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
†
Health Care Equipment & Supplies 0.0%
†
a,d,e
Hologic, Inc., CVR, 6/30/26 ............................ United States 1,262 $ 13
Total Rights (Cost $13) .....................................................
13
Total Long Term Investments (Cost $241,857,480) .............................
270,379,363
a
Short Term Investments 3.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
f,g
U.S. Treasury Bills, 3.55%, 7/16/26 ...................... United States 1,100,000 1,095,036
Total U.S. Government and Agency Securities (Cost $1,095,150) ................
1,095,036
Shares
Management Investment Companies 2.6%
h,i
Putnam Short Term Investment Fund, Class P, 3.801% ....... United States 7,168,511 7,168,511
Total Management Investment Companies (Cost $7,168,511) ...................
7,168,511
Money Market Funds 0.0%
†
h,i
Putnam Government Money Market Fund, Class G, 3.465% ... United States 6,499 6,499
Total Money Market Funds (Cost $6,499) .....................................
6,499
Total Short Term Investments (Cost $8,270,160 ) ...............................
8,270,046
a
Total Investments (Cost $250,127,640) 100.0% ................................
$278,649,409
Other Assets, less Liabilities (0.0)%
†
.........................................
(43,004)
Net Assets 100.0% .........................................................
$278,606,405
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $947,541, representing 0.3% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
The rate shown represents the yield at period end.
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2026, the value of this security pledged amounted to $434,033, representing 0.2% of net assets.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At May 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... BOFA Sell 428,700 79,684 6/17/26 $ — $ (5,011)
Brazilian Real ...... GSCO Buy 49,200 9,147 6/17/26 573 —
British Pound ...... BOFA Buy 91,800 123,579 6/17/26 184 (140)
British Pound ...... BOFA Sell 148,200 198,981 6/17/26 126 (719)
British Pound ...... BZWS Buy 600 794 6/17/26 14 —
British Pound ...... CITI Buy 96,100 127,607 6/17/26 1,852 (45)
British Pound ...... GSCO Buy 36,100 48,365 6/17/26 249 —
British Pound ...... GSCO Sell 49,700 65,789 6/17/26 — (1,140)
British Pound ...... HSBK Buy 49,500 67,283 6/17/26 2 (626)
British Pound ...... HSBK Sell 45,500 60,784 6/17/26 86 (576)
British Pound ...... JPHQ Buy 27,200 36,256 6/17/26 373 —
British Pound ...... MSCO Buy 150,000 202,303 6/17/26 59 (362)
British Pound ...... MSCO Sell 111,600 149,399 6/17/26 — (889)
British Pound ...... SSBT Sell 2,576,400 3,426,687 6/17/26 — (42,847)
British Pound ...... TDOM Buy 13,000 17,290 6/17/26 216 —
British Pound ...... UBSW Sell 26,400 35,556 6/17/26 4 —
Danish Krone ...... BOFA Buy 99,400 15,305 6/17/26 220 —
Danish Krone ...... BZWS Sell 439,400 68,285 6/17/26 33 (377)
Danish Krone ...... CITI Sell 169,200 26,055 6/17/26 — (372)
Danish Krone ...... GSCO Sell 10,500 1,617 6/17/26 — (23)
Danish Krone ...... HSBK Buy 12,000 1,854 6/17/26 20 —
Danish Krone ...... MSCO Sell 2,036,600 315,625 6/17/26 — (2,470)
Danish Krone ...... SSBT Buy 58,500 9,037 6/17/26 100 —
Danish Krone ...... SSBT Sell 41,400 6,397 6/17/26 — (70)
Danish Krone ...... UBSW Buy 30,200 4,667 6/17/26 50 —
Euro ............. BOFA Buy 906,500 1,049,095 6/17/26 9,608 (658)
Euro ............. BOFA Sell 478,400 557,497 6/17/26 440 (1,321)
Euro ............. BZWS Sell 18,100 20,805 6/17/26 — (321)
Euro ............. CITI Sell 24,500 28,334 6/17/26 — (262)
Euro ............. GSCO Sell 150,800 173,337 6/17/26 — (2,673)
Euro ............. HSBK Buy 40,700 47,811 6/17/26 — (307)
Euro ............. HSBK Sell 432,400 503,511 6/17/26 2,372 (3,548)
Euro ............. JPHQ Buy 8,700 10,062 6/17/26 92 —
Euro ............. MSCO Buy 460,900 534,418 6/17/26 4,523 (987)
Euro ............. MSCO Sell 77,300 89,480 6/17/26 — (743)
Euro ............. SSBT Buy 79,600 93,612 6/17/26 — (704)
Euro ............. SSBT Sell 382,900 442,684 6/17/26 119 (4,346)
Euro ............. TDOM Sell 1,906,900 2,200,775 6/17/26 325 (25,241)
Euro ............. UBSW Buy 55,700 65,758 6/17/26 — (746)
Hungarian Forint .... BOFA Sell 780,600 2,259 6/17/26 — (312)
Hungarian Forint .... CITI Sell 3,520,600 10,185 6/17/26 — (1,407)
Hungarian Forint .... GSCO Sell 8,610,600 25,514 6/17/26 — (2,839)
Hungarian Forint .... SSBT Sell 2,054,100 5,990 6/17/26 — (774)
Hungarian Forint .... TDOM Sell 1,433,300 4,180 6/17/26 — (540)
Norwegian Krone ... BOFA Sell 7,100 728 6/17/26 — (39)
Norwegian Krone ... BZWS Sell 66,100 6,781 6/17/26 — (366)
Norwegian Krone ... CITI Buy 1,200 123 6/17/26 7 —
Norwegian Krone ... GSCO Buy 8,000 821 6/17/26 44 —

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... HSBK Sell 68,100 7,229 6/17/26 $ 29 $ (163)
Norwegian Krone ... JPHQ Sell 152,500 15,764 6/17/26 — (724)
Norwegian Krone ... MSCO Buy 687,100 70,972 6/17/26 3,319 —
Norwegian Krone ... SSBT Sell 2,700 279 6/17/26 — (13)
Norwegian Krone ... UBSW Sell 55,400 5,717 6/17/26 — (273)
Polish Zloty ........ BOFA Buy 3,400 910 6/17/26 28 —
Polish Zloty ........ CITI Sell 34,200 9,148 6/17/26 — (282)
Polish Zloty ........ GSCO Sell 99,800 26,696 6/17/26 — (821)
Polish Zloty ........ HSBK Sell 114,900 31,521 6/17/26 — (159)
Polish Zloty ........ MSCO Buy 1,200 324 6/17/26 7 —
Polish Zloty ........ SSBT Buy 26,700 7,175 6/17/26 187 —
Polish Zloty ........ TDOM Sell 16,300 4,489 6/17/26 — (5)
Polish Zloty ........ UBSW Buy 24,000 6,449 6/17/26 168 —
Swedish Krona ..... BOFA Buy 33,400 3,563 6/17/26 57 —
Swedish Krona ..... BZWS Buy 785,700 83,785 6/17/26 1,377 —
Swedish Krona ..... BZWS Sell 55,100 5,918 6/17/26 — (54)
Swedish Krona ..... CITI Buy 98,900 10,450 6/17/26 270 —
Swedish Krona ..... GSCO Sell 6,000 640 6/17/26 — (10)
Swedish Krona ..... HSBK Buy 177,800 19,096 6/17/26 176 —
Swedish Krona ..... MSCO Sell 79,800 8,582 6/17/26 — (68)
Swedish Krona ..... SSBT Buy 208,100 22,349 6/17/26 207 —
Swedish Krona ..... TDOM Buy 301,200 32,350 6/17/26 298 —
Swiss Franc ....... BOFA Buy 16,900 21,683 6/17/26 3 —
Swiss Franc ....... BOFA Sell 242,500 310,284 6/17/26 211 (1,106)
Swiss Franc ....... CITI Buy 42,200 53,448 6/17/26 704 —
Swiss Franc ....... GSCO Sell 700 895 6/17/26 — (3)
Swiss Franc ....... HSBK Sell 11,000 14,084 6/17/26 — (31)
Swiss Franc ....... JPHQ Buy 17,400 22,312 6/17/26 16 —
Swiss Franc ....... MSCO Buy 6,300 8,106 6/17/26 — (21)
Swiss Franc ....... MSCO Sell 142,200 182,376 6/17/26 — (96)
Swiss Franc ....... SSBT Buy 20,900 26,759 6/17/26 60 —
Swiss Franc ....... TDOM Buy 35,400 45,650 6/17/26 19 (242)
Swiss Franc ....... UBSW Sell 20,800 26,661 6/17/26 — (29)
Australian Dollar .... BOFA Buy 7,200 5,076 7/15/26 95 —
Australian Dollar .... BZWS Buy 6,700 4,723 7/15/26 88 —
Australian Dollar .... CITI Buy 13,300 9,377 7/15/26 174 —
Australian Dollar .... GSCO Buy 6,800 4,793 7/15/26 90 —
Australian Dollar .... HSBK Buy 46,400 32,712 7/15/26 609 —
Australian Dollar .... HSBK Sell 23,500 17,030 7/15/26 154 —
Australian Dollar .... MSCO Buy 10,000 7,119 7/15/26 62 —
Australian Dollar .... MSCO Sell 48,500 34,395 7/15/26 — (434)
Australian Dollar .... SSBT Sell 10,100 7,120 7/15/26 — (133)
Australian Dollar .... TDOM Buy 1,000 705 7/15/26 13 —
Australian Dollar .... UBSW Buy 11,900 8,388 7/15/26 157 —
Australian Dollar .... WPAC Buy 1,900 1,339 7/15/26 25 —
Canadian Dollar .... BOFA Buy 6,481,600 4,708,378 7/15/26 2,052 —
Canadian Dollar .... HSBK Sell 156,600 114,156 7/15/26 349 —
Canadian Dollar .... SSBT Buy 45,500 33,139 7/15/26 9 (81)
Canadian Dollar .... TDOM Sell 7,100 5,156 7/15/26 — (3)
Canadian Dollar .... UBSW Sell 60,100 43,765 7/15/26 94 (6)
Israeli New Shekel .. BZWS Sell 12,600 4,116 7/15/26 — (354)
Israeli New Shekel .. GSCO Sell 6,400 2,091 7/15/26 — (180)
Israeli New Shekel .. HSBK Buy 4,600 1,502 7/15/26 129 —
Israeli New Shekel .. MSCO Sell 4,100 1,339 7/15/26 — (115)
Israeli New Shekel .. SSBT Sell 8,500 2,778 7/15/26 — (238)
Israeli New Shekel .. UBSW Sell 10,400 3,398 7/15/26 — (292)
Mexican Peso ...... BOFA Buy 58,700 3,345 7/15/26 28 —

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... GSCO Buy 476,900 27,176 7/15/26 $ 230 $ —
Mexican Peso ...... GSCO Sell 353,600 20,338 7/15/26 18 —
Mexican Peso ...... HSBK Sell 376,500 21,457 7/15/26 — (179)
Mexican Peso ...... MSCO Sell 35,400 2,017 7/15/26 — (17)
Mexican Peso ...... UBSW Buy 54,700 3,117 7/15/26 27 —
New Zealand Dollar . BZWS Sell 1,900 1,114 7/15/26 — (25)
New Zealand Dollar . HSBK Sell 300 176 7/15/26 — (4)
New Zealand Dollar . MSCO Buy 4,300 2,522 7/15/26 56 —
South African Rand .. BOFA Buy 378,600 23,008 7/15/26 257 —
South African Rand .. BOFA Sell 327,700 19,769 7/15/26 — (368)
South African Rand .. BZWS Buy 1,151,600 69,470 7/15/26 1,295 —
South African Rand .. CITI Sell 260,500 15,717 7/15/26 — (291)
South African Rand .. GSCO Sell 943,100 57,062 7/15/26 — (891)
South African Rand .. HSBK Buy 575,100 34,692 7/15/26 647 —
South African Rand .. MSCO Sell 593,600 35,808 7/15/26 — (669)
South African Rand .. SSBT Sell 2,265,500 137,377 7/15/26 — (1,838)
South African Rand .. TDOM Buy 60,100 3,626 7/15/26 67 —
South African Rand .. UBSW Buy 21,800 1,315 7/15/26 25 —
Chinese Yuan ...... CITI Buy 141,400 20,932 8/12/26 77 —
Chinese Yuan ...... HSBK Buy 346,900 51,350 8/12/26 190 —
Chinese Yuan ...... JPHQ Buy 91,600 13,561 8/12/26 48 —
Hong Kong Dollar ... BOFA Sell 611,900 78,269 8/12/26 2 (7)
Hong Kong Dollar ... BZWS Buy 21,000 2,689 8/12/26 — (3)
Hong Kong Dollar ... BZWS Sell 23,500 3,009 8/12/26 3 —
Hong Kong Dollar ... CITI Sell 575,900 73,759 8/12/26 91 —
Hong Kong Dollar ... GSCO Buy 302,500 38,748 8/12/26 — (53)
Hong Kong Dollar ... HSBK Sell 2,676,500 342,803 8/12/26 429 —
Hong Kong Dollar ... MSCO Sell 59,600 7,633 8/12/26 10 —
Hong Kong Dollar ... SSBT Buy 1,264,700 161,992 8/12/26 — (214)
Hong Kong Dollar ... SSBT Sell 878,700 112,485 8/12/26 82 —
Hong Kong Dollar ... TDOM Sell 23,700 3,036 8/12/26 4 —
Hong Kong Dollar ... UBSW Sell 170,000 21,774 8/12/26 28 —
Indian Rupee ...... GSCO Sell 1,561,000 16,364 8/12/26 77 —
Japanese Yen ...... BOFA Buy 750,100 4,811 8/12/26 — (73)
Japanese Yen ...... BOFA Sell 8,663,100 55,031 8/12/26 338 (23)
Japanese Yen ...... BZWS Sell 377,500 2,428 8/12/26 44 —
Japanese Yen ...... CITI Sell 4,158,000 26,748 8/12/26 486 —
Japanese Yen ...... GSCO Sell 5,880,500 37,828 8/12/26 687 —
Japanese Yen ...... HSBK Buy 319,500 2,055 8/12/26 — (37)
Japanese Yen ...... HSBK Sell 5,083,900 32,443 8/12/26 332 —
Japanese Yen ...... JPHQ Buy 16,426,500 105,667 8/12/26 — (1,917)
Japanese Yen ...... MSCO Buy 20,229,100 130,059 8/12/26 — (2,290)
Japanese Yen ...... MSCO Sell 5,376,100 33,964 8/12/26 8 —
Japanese Yen ...... SSBT Sell 128,857,400 828,876 8/12/26 15,006 —
Japanese Yen ...... TDOM Buy 3,843,900 24,725 8/12/26 — (447)
Japanese Yen ...... UBSW Buy 83,349,000 531,367 8/12/26 — (4,930)
Japanese Yen ...... UBSW Sell 11,292,300 71,390 8/12/26 67 —
New Taiwan Dollar .. BZWS Buy 1,432,100 45,582 8/12/26 — (230)
New Taiwan Dollar .. HSBK Sell 2,407,100 76,603 8/12/26 375 —
New Taiwan Dollar .. SSBT Buy 2,094,900 66,653 8/12/26 — (312)
Singapore Dollar .... CITI Buy 696,100 552,695 8/12/26 — (4,481)
Singapore Dollar .... HSBK Sell 12,600 9,992 8/12/26 69 —
Singapore Dollar .... MSCO Buy 7,500 5,955 8/12/26 — (49)
Singapore Dollar .... SSBT Buy 18,100 14,371 8/12/26 — (116)
Singapore Dollar .... SSBT Sell 199,600 156,659 8/12/26 — (536)
Singapore Dollar .... UBSW Sell 700 556 8/12/26 4 —
Singapore Dollar .... WPAC Buy 58,000 46,049 8/12/26 — (371)

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At May 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(c).
At May 31, 2026, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. GSCO Buy 45,313,400 31,046 8/12/26 $ — $ (949)
South Korean Won .. JPHQ Sell 19,291,200 13,216 8/12/26 403 —
Thai Baht ......... UBSW Buy 839,300 26,123 8/13/26 — (181)
Total Forward Exchange Contracts ................................................... $54,437 $(131,238)
Net unrealized appreciation (depreciation) ............................................ $(76,801)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 18 $ 2,800,170 6/19/26 $ 161,063
MSCI Emerging Markets Index .................. Long 9 786,825 6/19/26 53,236
Russell 2000 E-Mini Index ...................... Short 3 438,645 6/18/26 (60,532)
S&P 500 E-Mini Index ......................... Short 1 379,788 6/18/26 (51,341)
TOPIX Index ................................ Long 11 2,736,446 6/11/26 248,235
Total Futures Contracts ...................................................................... $350,661
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 9/30/26 11,025,581 $ 51,873
BCFTUSAL Index
#
..................... 0% At Maturity BZWS 5/28/27 8,279,353 65,602
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 9/30/26 9,976,309 (35,673)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 5/28/27 8,306,033 (104,903)
Total Return Swap Contracts .................................................................... $(23,101)
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description Sector Shares Value
Percentage
value
GSIIPGDL
C ommon S tocks
Klepierre SA Real Estate 1,945 $ 79,494 0.72%
SS&C Technologies Holdings, Inc. Industrials 1,162 78,466 0.71%
Telia Co. AB Communication Services 14,559 78,065 0.71%
Airbnb, Inc. Consumer Discretionary 585 77,928 0.71%
PepsiCo, Inc. Consumer Staples 532 76,765 0.69%
VICI Properties, Inc. Real Estate 2,710 76,476 0.69%
Endesa SA Utilities 1,824 76,328 0.69%
E.ON SE Utilities 3,592 76,289 0.69%
Iberdrola SA Utilities 3,350 76,238 0.69%
Chevron Corp. Energy 414 75,520 0.68%
Altria Group, Inc. Consumer Staples 1,072 74,570 0.67%
Veralto Corp. Industrials 901 74,117 0.67%
Holcim AG Materials 727 72,031 0.65%
Cie Financiere Richemont SA Consumer Discretionary 326 70,379 0.64%
Colgate-Palmolive Co. Consumer Staples 777 70,022 0.63%
MSCI, Inc. Financials 107 67,750 0.61%
Danske Bank A/S Financials 1,256 66,184 0.60%
ConocoPhillips Energy 580 66,085 0.60%
Deutsche Telekom AG Communication Services 1,936 65,196 0.59%
BP plc Energy 9,188 64,621 0.58%
Travelers Cos., Inc. (The) Financials 214 62,595 0.57%
Tokyo Gas Co. Ltd. Utilities 1,553 62,234 0.56%
Automatic Data Processing, Inc. Industrials 279 61,912 0.56%
Avery Dennison Corp. Materials 388 61,763 0.56%
Secom Co. Ltd. Industrials 1,545 61,618 0.56%
Jack Henry & Associates, Inc. Financials 452 61,577 0.56%
Allegion plc Industrials 463 60,225 0.55%
Simon Property Group, Inc. Real Estate 289 59,243 0.54%
AMETEK, Inc. Industrials 261 58,893 0.53%
Knorr-Bremse AG Industrials 480 58,070 0.53%
TotalEnergies SE Energy 658 57,728 0.52%
National Bank of Canada Financials 382 55,793 0.50%
Lockheed Martin Corp. Industrials 104 55,146 0.50%
Telenor ASA Communication Services 3,366 55,065 0.50%
George Weston Ltd. Consumer Staples 784 54,975 0.50%
AT&T, Inc. Communication Services 2,214 54,913 0.50%
Kirin Holdings Co. Ltd. Consumer Staples 3,142 53,657 0.49%
Kenvue , Inc. Consumer Staples 3,104 53,640 0.49%
Power Assets Holdings Ltd. Utilities 6,907 52,964 0.48%
Canadian Utilities Ltd. Utilities 1,456 52,439 0.47%
Bristol-Myers Squibb Co. Health Care 916 52,405 0.47%
Las Vegas Sands Corp. Consumer Discretionary 1,002 50,681 0.46%
QBE Insurance Group Ltd. Financials 3,088 50,297 0.46%
Fortum Oyj Utilities 2,119 49,582 0.45%
WH Group Ltd. Consumer Staples 42,817 49,442 0.45%
National Grid plc Utilities 3,056 49,242 0.45%
Singapore Exchange Ltd. Financials 2,857 49,021 0.44%
Chubb Ltd. Financials 157 48,819 0.44%
CLP Holdings Ltd. Utilities 4,984 48,651 0.44%
Bouygues SA Industrials 819 48,249 0.44%

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description Sector Shares Value
Percentage
value
BCFTUSAL
C ommon S tocks
Freeport-McMoRan, Inc. Materials 1,615 $ 106,130 1.27%
Exelixis, Inc. Health Care 2,080 104,990 1.26%
QUALCOMM, Inc. Information Technology 418 104,873 1.26%
Lam Research Corp. Information Technology 322 102,496 1.23%
Cadence Design Systems, Inc. Information Technology 272 102,092 1.22%
State Street Corp. Financials 656 102,061 1.22%
Valero Energy Corp. Energy 417 102,024 1.22%
Arista Networks, Inc. Information Technology 637 101,554 1.22%
Citigroup, Inc. Financials 806 101,513 1.22%
Toll Brothers, Inc. Consumer Discretionary 718 99,455 1.19%
United Airlines Holdings, Inc. Industrials 864 99,145 1.19%
Cirrus Logic, Inc. Information Technology 583 99,080 1.19%
Curtiss-Wright Corp. Industrials 132 98,556 1.18%
Virtu Financial, Inc. Financials 1,907 95,624 1.15%
General Motors Co. Consumer Discretionary 1,146 95,430 1.14%
GE Vernova , Inc. Industrials 97 94,017 1.13%
Edison International Utilities 1,342 93,888 1.13%
Johnson Controls International plc Industrials 688 92,228 1.11%
Unum Group Financials 1,084 90,186 1.08%
Natera, Inc. Health Care 397 88,755 1.06%
Allison Transmission Holdings, Inc. Industrials 765 86,888 1.04%
Affiliated Managers Group, Inc. Financials 286 86,491 1.04%
Ciena Corp. Information Technology 146 84,907 1.02%
Cheniere Energy, Inc. Energy 377 84,688 1.02%
Axis Capital Holdings Ltd. Financials 874 82,947 0.99%
Astera Labs, Inc. Information Technology 237 81,406 0.98%
Regeneron Pharmaceuticals, Inc. Health Care 132 81,358 0.98%
Spotify Technology SA Communication Services 163 81,252 0.97%
Applied Materials, Inc. Information Technology 177 79,808 0.96%
Everpure , Inc. Information Technology 998 79,329 0.95%
Sandisk Corp. Information Technology 46 78,044 0.94%
Rubrik, Inc. Information Technology 986 77,536 0.93%
MGIC Investment Corp. Financials 3,068 77,379 0.93%
Synchrony Financial Financials 1,076 76,844 0.92%
eBay, Inc. Consumer Discretionary 685 74,864 0.90%
Flex Ltd. Information Technology 482 72,656 0.87%
NRG Energy, Inc. Utilities 539 72,254 0.87%
AutoNation, Inc. Consumer Discretionary 382 71,636 0.86%
Manhattan Associates, Inc. Information Technology 476 71,471 0.86%
Booking Holdings, Inc. Consumer Discretionary 412 69,062 0.83%
Textron, Inc. Industrials 745 68,336 0.82%
American International Group, Inc. Financials 905 67,175 0.81%
Vornado Realty Trust Real Estate 1,933 65,231 0.78%
Equitable Holdings, Inc. Financials 1,535 63,483 0.76%
Millicom International Cellular SA Communication Services 731 62,425 0.75%
Netflix, Inc. Communication Services 711 61,189 0.73%
Boyd Gaming Corp. Consumer Discretionary 732 60,507 0.73%
Ventas, Inc. Real Estate 715 60,377 0.72%
MGM Resorts International Consumer Discretionary 1,319 57,615 0.69%
Docusign , Inc. Information Technology 1,062 55,790 0.67%

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description Sector Shares Value
Percentage
value
GSIIPGSS
C ommon S tocks
Straumann Holding AG Health Care 588 $ 71,265 0.71%
Orange SA Communication Services 3,395 71,062 0.71%
Dominion Energy, Inc. Utilities 1,056 70,705 0.71%
CenterPoint Energy, Inc. Utilities 1,655 69,955 0.70%
Entergy Corp. Utilities 635 69,213 0.69%
Cellnex Telecom SA Communication Services 2,040 68,611 0.69%
Southern Co. (The) Utilities 745 68,544 0.69%
Enbridge, Inc. Energy 1,246 68,405 0.68%
Hermes International SCA Consumer Discretionary 36 68,286 0.68%
Walmart, Inc. Consumer Staples 574 66,441 0.66%
Diamondback Energy, Inc. Energy 344 65,809 0.66%
ONEOK, Inc. Energy 764 64,098 0.64%
Ferrovial NV Industrials 931 63,784 0.64%
Visa, Inc. Financials 193 63,033 0.63%
American Water Works Co., Inc. Utilities 501 61,764 0.62%
Aker BP ASA Energy 1,685 60,685 0.61%
Eaton Corp. plc Industrials 149 59,674 0.60%
Realty Income Corp. Real Estate 962 58,929 0.59%
Land Securities Group plc Real Estate 6,876 58,300 0.58%
Swiss Life Holding AG Financials 53 57,970 0.58%
International Paper Co. Materials 1,722 57,651 0.58%
Heineken NV Consumer Staples 735 57,488 0.58%
Duke Energy Corp. Utilities 465 57,011 0.57%
Ingersoll Rand, Inc. Industrials 788 56,429 0.56%
Singapore Telecommunications Ltd. Communication Services 16,557 56,342 0.56%
Hong Kong & China Gas Co. Ltd. Utilities 61,091 55,889 0.56%
EQT AB Financials 1,590 55,031 0.55%
Waste Connections, Inc. Industrials 358 53,381 0.53%
Wilmar International Ltd. Consumer Staples 18,892 53,180 0.53%
TELUS Corp. Communication Services 4,229 53,139 0.53%
Coca-Cola Co. (The) Consumer Staples 659 52,091 0.52%
British American Tobacco plc Consumer Staples 834 51,591 0.52%
Pernod Ricard SA Consumer Staples 684 50,636 0.51%
Equifax, Inc. Industrials 301 49,942 0.50%
WEC Energy Group, Inc. Utilities 443 49,186 0.49%
Fifth Third Bancorp Financials 984 49,153 0.49%
Coca-Cola Europacific Partners plc Consumer Staples 536 48,587 0.49%
Xcel Energy, Inc. Utilities 607 48,266 0.48%
Beiersdorf AG Consumer Staples 588 47,464 0.47%
Emerson Electric Co. Industrials 327 46,975 0.47%
Zurich Insurance Group AG Financials 65 46,347 0.46%
Lennar Corp. Consumer Discretionary 516 46,294 0.46%
Sigma Healthcare Ltd. Health Care 21,559 45,605 0.46%
Union Pacific Corp. Industrials 174 45,574 0.46%
Tourmaline Oil Corp. Energy 982 44,921 0.45%
Paychex, Inc. Industrials 454 44,028 0.44%
WP Carey, Inc. Real Estate 588 43,769 0.44%
Alliant Energy Corp. Utilities 598 42,801 0.43%
Exelon Corp. Utilities 935 42,674 0.43%
Linde plc Materials 86 42,558 0.43%

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description Sector Shares Value
Percentage
value
BCFTUSAS
C ommon S tocks
Dell Technologies, Inc. Information Technology 341 $ 143,422 1.71%
Micron Technology, Inc. Information Technology 116 112,674 1.34%
Oracle Corp. Information Technology 495 111,839 1.33%
Bunge Global SA Consumer Staples 845 104,157 1.24%
Brown & Brown, Inc. Financials 1,824 102,599 1.22%
Arthur J Gallagher & Co. Financials 510 102,494 1.22%
MKS, Inc. Information Technology 311 100,889 1.20%
Diamondback Energy, Inc. Energy 524 100,370 1.19%
Coherent Corp. Information Technology 273 98,534 1.17%
Monolithic Power Systems, Inc. Information Technology 63 97,912 1.16%
Texas Instruments, Inc. Information Technology 320 97,808 1.16%
Roivant Sciences Ltd. Health Care 3,224 96,681 1.15%
Entegris , Inc. Information Technology 685 95,015 1.13%
DT Midstream, Inc. Energy 678 94,898 1.13%
LPL Financial Holdings, Inc. Financials 330 90,285 1.07%
Royal Caribbean Cruises Ltd. Consumer Discretionary 311 88,414 1.05%
Lumentum Holdings, Inc. Information Technology 100 85,862 1.02%
Synopsys, Inc. Information Technology 176 83,605 0.99%
Take-Two Interactive Software, Inc. Communication Services 362 81,093 0.96%
Ross Stores, Inc. Consumer Discretionary 337 78,008 0.93%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 4,231 77,595 0.92%
Loar Holdings, Inc. Industrials 1,190 76,747 0.91%
Lithia Motors, Inc. Consumer Discretionary 256 74,349 0.88%
Quanta Services, Inc. Industrials 104 74,165 0.88%
Kinsale Capital Group, Inc. Financials 243 73,915 0.88%
Albemarle Corp. Materials 419 73,903 0.88%
Gen Digital, Inc. Information Technology 2,821 72,760 0.87%
Royal Gold, Inc. Materials 324 72,702 0.86%
BWX Technologies, Inc. Industrials 370 72,527 0.86%
CH Robinson Worldwide, Inc. Industrials 393 70,144 0.83%
Aurora Innovation, Inc. Information Technology 9,504 69,759 0.83%
Blue Owl Capital, Inc. Financials 6,752 69,406 0.83%
SoFi Technologies, Inc. Financials 3,695 67,319 0.80%
Affirm Holdings, Inc. Financials 900 66,313 0.79%
GLOBALFOUNDRIES, Inc. Information Technology 823 65,792 0.78%
Primo Brands Corp. Consumer Staples 2,602 64,529 0.77%
nVent Electric plc Industrials 383 63,983 0.76%
Ryan Specialty Holdings, Inc. Financials 1,981 63,082 0.75%
RPM International, Inc. Materials 582 61,660 0.73%
Strategy, Inc. Information Technology 380 60,386 0.72%
Healthcare Realty Trust, Inc. Real Estate 2,993 59,622 0.71%
Jack Henry & Associates, Inc. Financials 424 57,771 0.69%
Tyler Technologies, Inc. Information Technology 179 55,909 0.67%
Domino's Pizza, Inc. Consumer Discretionary 174 54,081 0.64%
Stanley Black & Decker, Inc. Industrials 674 53,552 0.64%
Watsco, Inc. Industrials 146 53,525 0.64%
Somnigroup International, Inc. Consumer Discretionary 739 52,312 0.62%
T. Rowe Price Group, Inc. Financials 489 51,074 0.61%
NU Holdings Ltd. Financials 3,844 50,472 0.60%
Motorola Solutions, Inc. Information Technology 124 49,835 0.59%

Putnam Funds Trust
Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Note  8  regarding other derivative information.
See A bbreviations on pag e 5 3 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
May 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $242,952,630
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 7,175,010
Value - Unaffiliated issuers .................................................................. $271,474,399
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 7,175,010
Cash .................................................................................... 9,271
Foreign currency, at value (cost $162,149) ........................................................ 162,152
Receivables:
Investment securities sold ................................................................... 869,117
Capital shares sold ........................................................................ 180,861
Dividends and interest ..................................................................... 176,490
European Union tax reclaims (Note 1 d ) ......................................................... 30,255
Variation margin on futures contracts ........................................................... 49,877
Unrealized appreciation on OTC forward exchange contracts .......................................... 54,437
Unrealized appreciation on OTC swap contracts .................................................... 117,475
Prepaid expenses .......................................................................... 13,164
Total assets .......................................................................... 280,312,508
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,138,360
Capital shares redeemed ................................................................... 45,712
Management fees ......................................................................... 110,434
Administrative fees ........................................................................ 34
Transfer agent fees ........................................................................ 5,184
Professional fees ......................................................................... 100,678
Trustees' fees and expenses ................................................................. 4,413
Unrealized depreciation on OTC swap contracts .................................................... 140,576
Unrealized depreciation on OTC forward exchange contracts .......................................... 131,238
Deferred taxes on unrealized appreciation ........................................................ 12,945
Accrued expenses and other liabilities ........................................................... 16,529
Total liabilities ......................................................................... 1,706,103
Net assets, at value ................................................................. $278,606,405
Net assets consist of:
Paid-in capital ............................................................................. $249,218,466
Total distributable earnings (losses) ............................................................. 29,387,939
Net assets, at value ................................................................. $278,606,405

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Dynamic Asset
Allocation
Equity Fund
Class A:
Net assets, at value ....................................................................... $8,698,805
Shares outstanding ........................................................................ 465,637
Net asset value per share
a,b
.................................................................. $18.68
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $19.82
Class P:
Net assets, at value ....................................................................... $269,907,600
Shares outstanding ........................................................................ 14,507,099
Net asset value and maximum offering price per share
b
............................................. $18.61
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended May 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $84,216)
Unaffiliated issuers ........................................................................ $1,520,500
Non-controlled affiliates (Note 3 f ) ............................................................. 169,259
Interest:
Unaffiliated issuers ........................................................................ 30,268
Other income (Note 1 d ) ...................................................................... 2,825
Total investment income ................................................................... 1,722,852
Expenses:
Management fees (Note 3 a ) ................................................................... 515,954
Administrative fees (Note 3 b ) .................................................................. 867
Transfer agent fees: (Note 3d )
Class A ................................................................................ 6,087
Class P ................................................................................ 8,032
Custodian fees ............................................................................ 13,566
Reports to shareholders fees .................................................................. 30,686
Registration and filing fees .................................................................... 25,977
Professional fees ........................................................................... 134,472
Trustees' fees and expenses (Note 3 e ) ........................................................... 3,243
Other .................................................................................... 7,943
Total expenses ......................................................................... 746,827
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (200,201)
Net expenses ......................................................................... 546,626
Net investment income ................................................................ 1,176,226
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,231,547
Written options ........................................................................... 1,367
Foreign currency transactions ................................................................ (25,700)
Forward exchange contracts ................................................................. 5,742
Futures contracts ......................................................................... (375,504)
Swap contracts ........................................................................... (71,839)
Net realized gain (loss) .................................................................. 765,613
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 22,519,163
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,631)
Written options ........................................................................... (1,362)
Forward exchange contracts ................................................................. (101,870)
Futures contracts ......................................................................... 258,714
Swap contracts ........................................................................... (23,101)
Change in deferred taxes on unrealized appreciation ............................................... (1,703)
Net change in unrealized appreciation (depreciation) ............................................ 22,648,210
Net realized and unrealized gain (loss) ............................................................ 23,413,823
Net increase (decrease) in net assets resulting from operations .......................................... $24,590,049

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Dynamic Asset Allocation Equity
Fund
Year Ended
May 31, 2026
Year Ended
May 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,176,226 $349,785
Net realized gain (loss) ................................................. 765,613 785,276
Net change in unrealized appreciation (depreciation) ........................... 22,648,210 1,232,127
Net increase (decrease) in net assets resulting from operations ................ 24,590,049 2,367,188
Distributions to shareholders:
Class A ............................................................. (308,472) (582,439)
Class P ............................................................. (957,816) (1,237,174)
Total distributions to shareholders .......................................... (1,266,288) (1,819,613)
Capital share transactions: (Note 2 )
Class A ............................................................. 2,566 3,067
Class P ............................................................. 228,297,258 11,368,527
Total capital share transactions ............................................ 228,299,824 11,371,594
Net increase (decrease) in net assets ................................... 251,623,585 11,919,169
Net assets:
Beginning of year ....................................................... 26,982,820 15,063,651
End of year ........................................................... $278,606,405 $26,982,820

Putnam Funds Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam Dynamic Asset Allocation Equity Fund
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Equity Fund (Fund) is included
in this report. The Fund offers two classes of shares: Class
A and Class P. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
On March 26, 2026, the Trust's Board of Trustees approved
a proposal to change the name of the Fund to Franklin
Dynamic Asset Allocation Equity Fund, effective July 15,
2026.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At May 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At May 31, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$112,698.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index
or basket of securities or indices. A total return swap is
an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability,
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8  regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
May 31, 2026
Year Ended
May 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold ................................... — $3,281 — $5,117
Shares issued in reinvestment of distributions .......... 19 325 39 564
Shares redeemed ............................... — (1,040) — (2,614)
Net increase (decrease) .......................... 19 $2,566 39 $3,067
Class P Shares:
Shares sold ................................... 14,264,847 $246,615,457 930,865 $14,082,248
Shares issued in reinvestment of distributions .......... 57,258 957,816 86,155 1,237,174
Shares redeemed ............................... (1,153,217) (19,276,015) (267,249) (3,950,895)
Net increase (decrease) .......................... 13,168,888 $228,297,258 749,771 $11,368,527
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended May 31, 2026, the gross effective investment management fee rate was 0.568% of the Fund’s average daily net assets.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.750% of the first $5 billion,
0.700% of the next $5 billion,
0.650% of the next $10 billion,
0.600% of the next $10 billion,
0.550% of the next $50 billion,
0.530% of the next $50 billion,
0.520% of the next $100 billion and
0.515% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A shares that included (1) a per account fee for each direct and underlying non-defined contribution account
(retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3)
a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25%
of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class A ................................................................... 0.35%
—%
a
a
The Trustees currently have not approved payments under the plan.
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended May 31, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through September 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.02% of the Fund’s average net assets over such fiscal year-to date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
h. Other Affiliated Transactions
At May 31, 2026, one or more of the funds in Putnam Target Date Funds owned 5% or more of the Fund's outstanding shares, totaling 77.5% of the Fund's outstanding shares.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended May 31, 2026, there were no credits earned.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.465% . $466,686 $47,153,025 $(47,613,212) $— $— $6,499 6,499 $38,656
Putnam Short Term Investment
Fund, Class P, 3.801% ...... 1,250,488 65,700,534 (59,782,511) — — 7,168,511 7,168,511 130,603
Total Affiliated Securities ... $1,717,174 $112,853,559 $(107,395,723) $— $— $7,175,010 $169,259
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
5. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At May 31, 2026, the Fund deferred post-October capital losses $48,774.
The tax character of distributions paid during the years ended May 31, 2026 and 2025, was as follows:
At May 31, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and tax straddles.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2026, aggregated
$275,192,637 and $52,730,473, respectively.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At May 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
2026 2025
Distributions paid from:
Ordinary income .......................................................... $545,244 $780,155
Long term capital gain ...................................................... 721,044 1,039,458
$1,266,288 $1,819,613
Cost of investments .......................................................................... $251,198,929
Unrealized appreciation ........................................................................ $35,610,838
Unrealized depreciation ........................................................................ (7,916,098)
Net unrealized appreciation (depreciation) .......................................................... $27,694,740
Distributable earnings:
Undistributed ordinary income ................................................................... $1,726,024

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
†
Rounds to less than 0.1% of net assets.
See Abbreviations on page 53.
8. Other Derivative Information
At May 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Equity Fund
1,262 Hologic, Inc., CVR, 6/30/26 .................... 4/08/26 $ 13 $ 13
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $13 $13
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Equity Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 54,437 Unrealized depreciation on OTC
forward exchange contracts
$ 131,238
Equity contracts ...........
Variation margin on futures
contracts
462,534
a
Variation margin on futures
contracts
111,873
a
Unrealized appreciation on OTC
swap contracts
117,475 Unrealized depreciation on OTC
swap contracts
140,576
Total .................... $634,446 $383,687
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
7. Restricted Securities
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
For the year ended May 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended May 31, 2026 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Dynamic Asset Allocation Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $5,742 Forward exchange contracts $(101,870)
Equity contracts ..............
Investments (2,029)
a
Investments 2,019
a
Written options 1,367 Written options (1,362)
Futures contracts (375,504) Futures contracts 258,714
Swap contracts (71,839) Swap contracts (23,101)
Total ....................... $(442,263) $134,400
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Putnam
Dynamic Asset
Allocation
Equity Fund
Futures contracts ............................................................................ $7,781,698
Swap contracts .............................................................................. 5,866,799
Forward exchange contracts .................................................................... 6,345,806
Options .................................................................................... 10,101,538
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended May 31, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 4,697,046 $ 1,496,624 $ — $ 6,193,670
Air Freight & Logistics ................... 1,229,810 126,322 — 1,356,132
Automobile Components ................. 303,288 224,018 — 527,306
Automobiles .......................... 4,624,430 625,765 — 5,250,195
Banks ............................... 7,711,410 8,847,756 — 16,559,166
Beverages ........................... 2,888,581 174,273 — 3,062,854
Biotechnology ......................... 4,567,282 28,047 — 4,595,329
Broadline Retail ....................... 8,699,262 1,155,902 — 9,855,164
Building Products ...................... 1,293,858 — — 1,293,858
Capital Markets ........................ 6,766,885 2,127,927 — 8,894,812
Chemicals ........................... 3,221,077 353,063 — 3,574,140
Commercial Services & Supplies ........... 647,210 — — 647,210
Communications Equipment .............. 3,932,865 282,291 — 4,215,156
Construction & Engineering ............... 793,776 756,505 — 1,550,281
Construction Materials .................. 1,176,801 304,736 — 1,481,537
Consumer Finance ..................... 1,361,621 — — 1,361,621
Consumer Staples Distribution & Retail ...... 4,389,703 27,308 — 4,417,011
Containers & Packaging ................. 340,512 — — 340,512
Distributors ........................... 23,911 — — 23,911
Diversified Consumer Services ............ 133,807 — — 133,807
Diversified REITs ...................... 64,211 — — 64,211
Diversified Telecommunication Services ..... 1,529,417 582,492 — 2,111,909
Electric Utilities ........................ 3,644,621 815,301 — 4,459,922
Electrical Equipment .................... 3,816,017 2,329,567 — 6,145,584
Electronic Equipment, Instruments &
Components ........................ 929,837 1,294,473 — 2,224,310
Energy Equipment & Services ............. 1,503,254 — — 1,503,254
Entertainment ......................... 3,083,621 236,318 — 3,319,939
9. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Financial Services ...................... $ 5,550,814 $ 831,895 $ — $ 6,382,709
Food Products ........................ 578,578 789,839 — 1,368,417
Gas Utilities .......................... 179,318 71,963 — 251,281
Ground Transportation .................. 687,891 — — 687,891
Health Care Equipment & Supplies ......... 2,512,438 708,471 — 3,220,909
Health Care Providers & Services .......... 2,374,141 216,891 — 2,591,032
Health Care REITs ..................... 204,241 — — 204,241
Health Care Technology ................. 697,000 — — 697,000
Hotel & Resort REITs ................... 200,464 — — 200,464
Hotels, Restaurants & Leisure ............. 3,175,421 895,198 — 4,070,619
Household Durables .................... 1,064,246 371,007 — 1,435,253
Household Products .................... 930,999 186,101 — 1,117,100
Independent Power and Renewable Electricity
Producers .......................... 264,756 300,563 — 565,319
Industrial Conglomerates ................ 1,038,110 1,062,852 — 2,100,962
Industrial REITs ....................... 541,092 — — 541,092
Insurance ............................ 3,261,817 2,373,093 — 5,634,910
Interactive Media & Services .............. 15,628,935 999,646 — 16,628,581
IT Services ........................... 1,644,046 391,873 — 2,035,919
Leisure Products ....................... 168,556 191,630 — 360,186
Life Sciences Tools & Services ............ 1,241,529 508,230 — 1,749,759
Machinery ............................ 4,098,160 1,443,090 — 5,541,250
Marine Transportation ................... 67,262 115,043 — 182,305
Media ............................... 155,629 170,271 — 325,900
Metals & Mining ....................... 1,194,498 3,001,731 — 4,196,229
Mortgage Real Estate Investment Trusts
(REITs) ............................ 30,842 — — 30,842
Multi-Utilities .......................... 737,034 217,332 — 954,366
Office REITs .......................... 244,130 — — 244,130
Oil, Gas & Consumable Fuels ............. 4,718,700 2,528,938 — 7,247,638
Paper & Forest Products ................. 10,642 — — 10,642
Passenger Airlines ..................... 1,000,603 557,366 — 1,557,969
Personal Care Products ................. 273,124 25,592 — 298,716
Pharmaceuticals ....................... 7,024,854 4,219,683 — 11,244,537
Professional Services ................... 585,485 210,654 — 796,139
Real Estate Management & Development .... 460,042 — — 460,042
Residential REITs ...................... 321,850 — — 321,850
Retail REITs .......................... 476,258 — — 476,258
Semiconductors & Semiconductor Equipment . 35,618,934 8,888,840 — 44,507,774
Software ............................. 15,663,527 244,249 — 15,907,776
Specialized REITs ...................... 1,114,712 — — 1,114,712
Specialty Retail ........................ 903,689 432,098 — 1,335,787
Technology Hardware, Storage & Peripherals . 15,534,838 2,586,635 — 18,121,473
Textiles, Apparel & Luxury Goods .......... 170,832 638,088 — 808,920
Tobacco ............................. 1,932,378 646,817 — 2,579,195
Trading Companies & Distributors .......... 744,834 651,058 — 1,395,892
Transportation Infrastructure .............. — 345,397 — 345,397
Water Utilities ......................... 315,039 — — 315,039
Wireless Telecommunication Services ....... 762,994 1,071,379 — 1,834,373
Management Investment Companies ......... 650,846 — — 650,846
Preferred Stocks :
Banks ............................... 364,345 — — 364,345
Technology Hardware, Storage & Peripherals . — 202,563 — 202,563
10. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Rights ................................. $ — $ — $ 13 $ 13
Short Term Investments ................... 7,175,010 1,095,036 — 8,270,046
Total Investments in Securities ........... $217,669,596 $60,979,800
b
$13 $278,649,409
Other Financial Instruments:
Forward Exchange Contracts ............... $— $54,437 $— $54,437
Futures Contracts ....................... 462,534 — — 462,534
Swap Contracts ......................... — 117,475 — 117,475
Total Other Financial Instruments ......... $462,534 $171,912 $— $634,446
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 131,238 $ — $ 131,238
Futures Contracts ........................ 111,873 — — 111,873
Swap Contracts ......................... — 140,576 — 140,576
Total Other Financial Instruments ......... $111,873 $271,814 $— $383,687
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $59,884,764, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
USD
United States Dollar
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Dynamic Asset Allocation Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Dynamic Asset Allocation Equity Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”)
as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31,
2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Equity Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $721,044
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $502,809
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,275,416
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $252,784
Qualified Business Income Dividends Earned §199A $38,216
Section 163(j) Interest Earned §163(j) $23,065
Interest Earned from Federal Obligations Note (1) $30,268

Putnam Funds Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39117-AFSOI 07/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 29, 2026